UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813040.102

ADIF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value (000s)
Australia - 1.4%
Aristocrat Leisure Ltd.	2,491,000	$ 31,161
Computershare Ltd.	8,158,500	58,029
CSL Ltd.	797,100	42,974
National Australia Bank Ltd.	2,578,500	80,991
TOTAL AUSTRALIA		213,155
Belgium - 0.2%
KBC Groupe SA	205,000	25,850
Brazil - 0.5%
Banco Nossa Caixa SA	2,613,800	59,375
Medial Saude SA	1,952,000	22,056
Uniao de Bancos Brasileiros SA (Unibanco) GDR	15,900	1,508
TOTAL BRAZIL		82,939
Canada - 0.7%
Canadian Natural Resources Ltd.	582,300	29,120
Canadian Western Bank, Edmonton	1,333,500	28,492
EnCana Corp.	500,648	24,020
OZ Optics Ltd. unit (h)	5,400	80
Talisman Energy, Inc.	1,069,700	18,847
TOTAL CANADA		100,559
Cayman Islands - 0.3%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	399,700	7,730
Semiconductor Manufacturing International Corp. (a)	263,091,000	41,785
TOTAL CAYMAN ISLANDS		49,515
Finland - 2.2%
Fortum Oyj	428,800	11,803
Neste Oil Oyj	2,048,300	62,390
Nokia Corp.	784,400	17,335
Nokia Corp. sponsored ADR	10,745,200	237,469
TOTAL FINLAND		328,997
France - 8.7%
Alcatel-Lucent SA sponsored ADR	7,622,400	99,091
Arkema sponsored ADR (a)	2,572	129
AXA SA	1,308,555	55,574
AXA SA sponsored ADR	6,538,300	277,682
BNP Paribas SA	967,400	107,867
Carrefour SA	571,900	32,946
CNP Assurances	246,900	28,270
Common Stocks - continued
	Shares	Value (000s)
France - continued
Compagnie Generale de Geophysique SA sponsored ADR (a)(d)	504,200	$ 20,022
Gaz de France (d)	1,856,400	79,821
L'Air Liquide SA	227,370	52,956
Lagardere S.C.A. (Reg.)	580,982	45,736
Neuf Cegetel (a)	1,217,511	44,194
Nexity	100,707	8,427
Orpea (a)	256,200	22,640
Pernod Ricard SA	56,440	11,556
Peugeot Citroen SA	428,606	28,183
Renault SA	187,900	23,253
Societe Generale Series A	269,355	47,569
Sodexho Alliance SA (d)	257,700	17,986
Television Francaise 1 SA	1,389,100	47,054
Total SA:
Series B	845,500	57,536
sponsored ADR	965,200	65,682
Unibail (Reg.)	105,400	26,582
Vinci SA	476,106	65,404
Vivendi Universal SA	1,445,200	59,484
TOTAL FRANCE		1,325,644
Germany - 13.5%
Aareal Bank AG (a)	1,197,059	56,822
Allianz AG sponsored ADR	16,117,870	324,455
Bayer AG	447,500	26,483
Bayer AG sponsored ADR	282,400	16,712
Beiersdorf AG	121,000	8,130
Commerzbank AG	1,240,200	52,420
Deutsche Postbank AG	598,400	51,475
Deutz AG (a)	1,730,100	26,721
E.ON AG sponsored ADR	3,618,800	164,257
GFK AG	178,956	8,453
Heidelberger Druckmaschinen AG	1,666,448	70,285
Hochtief AG	1,841,211	150,272
Hypo Real Estate Holding AG	1,468,740	96,805
Interhyp AG (a)	59,687	6,167
IWKA AG (a)(e)	1,533,923	43,963
KarstadtQuelle AG (a)(d)	2,910,900	93,824
Linde AG	314,156	33,649
MTU Aero Engines Holding AG	1,007,951	53,586
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,029,600	162,373
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Patrizia Immobilien AG	1,171,800	$ 32,836
Pfleiderer AG	1,468,250	46,903
Q-Cells AG (d)	932,400	48,245
RWE AG	463,961	48,376
SAP AG sponsored ADR	1,050,900	48,699
SGL Carbon AG (a)(e)	3,649,687	91,664
Siemens AG:
(Reg.) (d)	741,500	82,106
sponsored ADR	1,316,600	145,787
Wacker Chemie AG	277,100	44,567
Wincor Nixdorf AG	128,400	20,375
TOTAL GERMANY		2,056,410
Greece - 0.0%
Hellenic Exchanges Holding SA	348,800	8,056
Ireland - 0.4%
AgCert International (a)	6,054,843	11,837
Bank of Ireland	1,769,500	39,588
C&C Group PLC	918,568	13,624
TOTAL IRELAND		65,049
Israel - 0.5%
Bank Hapoalim BM (Reg.)	7,390,800	34,283
Mizrahi Tefahot Bank Ltd.	5,458,365	37,298
TOTAL ISRAEL		71,581
Italy - 2.7%
Banca Popolare Italiana-Bpl (a)	1,354,300	21,047
Banche Popolari Unite SCpA	2,795,400	79,134
Banco Popolare di Verona e Novara (d)	2,447,179	76,900
Buzzi Unicem Spa	579,600	16,430
ENI Spa sponsored ADR	282,000	18,181
Fiat Spa (a)(d)	1,606,000	34,870
Intesa Sanpaolo Spa	6,038,954	45,580
Lottomatica Spa	68,600	2,797
Mediobanca Spa	789,600	18,010
Milano Assicurazioni Spa	2,772,024	22,093
Pirelli & C. Real Estate Spa	532,100	38,733
Unicredito Italiano Spa	3,751,800	34,718
TOTAL ITALY		408,493
Common Stocks - continued
	Shares	Value (000s)
Japan - 27.6%
Aeon Co. Ltd.	3,036,800	$ 66,053
Aeon Mall Co. Ltd. (d)	660,600	37,167
Alpen Co. Ltd.	470,700	11,701
Aoyama Trading Co. Ltd.	1,633,400	49,942
Arealink Co. Ltd.	15,249	9,439
Bank of Fukuoka Ltd.	1,869,000	14,867
Bank of Nagoya Ltd.	5,162,000	31,866
Canon Fintech, Inc.	893,300	17,506
Canon, Inc. sponsored ADR	2,532,600	133,747
Chiba Bank Ltd.	3,216,000	28,966
Credit Saison Co. Ltd.	2,419,300	86,801
Daiei, Inc. (a)(d)	1,506,900	21,551
Daiichi Sankyo Co. Ltd.	697,600	19,422
Daiwa House Industry Co. Ltd.	2,166,000	36,613
Daiwa Securities Group, Inc.	19,859,000	242,879
DCM Japan Holdings Co. Ltd. (a)(d)	2,268,320	21,088
E*TRADE Securities Co. Ltd.	25,843	37,260
East Japan Railway Co.	6,136	42,556
Fujitsu Ltd.	6,858,000	51,427
Hokuhoku Financial Group, Inc.	6,024,000	22,861
Honda Motor Co. Ltd.	994,900	39,129
Isetan Co. Ltd. (a)	1,172,800	22,060
JSR Corp.	3,930,600	93,473
Juroku Bank Ltd.	7,308,000	41,238
Kansai Paint Co. Ltd. Osaka (a)	1,965,000	17,064
Kubota Corp.	2,835,000	29,857
Marui Co. Ltd.	3,753,600	46,218
Matsui Securities Co. Ltd.	906,500	8,030
Millea Holdings, Inc.	883,500	31,552
Mitsubishi Estate Co. Ltd.	4,286,000	122,523
Mitsui & Co. Ltd.	7,184,000	114,768
Mitsui Fudosan Co. Ltd.	3,348,000	86,831
Mitsui Sumitomo Insurance Co. Ltd.	3,269,000	39,060
Mizuho Financial Group, Inc.	15,344	110,613
Monex Beans Holdings, Inc. (d)	10,893	9,838
Murata Manufacturing Co. Ltd. (a)	1,772,800	125,448
Nidec Corp.	1,027,500	72,624
Nikko Cordial Corp.	1,481,200	12,911
Nintendo Co. Ltd.	210,900	62,212
Nippon Chemi-con Corp.	3,839,900	33,758
Nippon Electric Glass Co. Ltd.	3,762,800	89,795
Nishi-Nippon City Bank Ltd.	4,155,000	17,524
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nitto Denko Corp.	30,800	$ 1,508
Nomura Holdings, Inc.	8,082,900	164,810
Nomura Holdings, Inc. sponsored ADR	4,015,900	81,884
NSK Ltd.	4,104,000	37,577
NTT DoCoMo, Inc. (a)	23,276	35,333
NTT Urban Development Co.	22,535	45,188
Okamura Corp.	3,221,000	32,428
OMC Card, Inc. (d)	6,608,200	47,364
Omron Corp.	3,324,000	89,514
ORIX Corp.	668,500	191,657
Sekisui House Ltd.	4,321,000	60,580
Seven & I Holdings Co. Ltd.	187,700	5,646
SFCG Co. Ltd.	376,930	59,998
Sompo Japan Insurance, Inc.	8,540,000	108,409
Sony Corp.	371,800	17,225
Sony Corp. sponsored ADR	2,077,400	96,246
Sumco Corp.	365,000	13,186
Sumitomo Corp.	7,190,200	111,530
Sumitomo Electric Industries Ltd.	4,612,500	70,629
Sumitomo Metal Industries Ltd.	7,994,000	33,914
Sumitomo Mitsui Financial Group, Inc.	10,162	103,569
Sumitomo Osaka Cement Co. Ltd.	8,325,000	30,628
T&D Holdings, Inc.	608,500	40,992
Taiheiyo Cement Corp.	794,000	3,592
Tokai Carbon Co. Ltd. (d)	9,268,000	70,114
Tokuyama Corp.	7,404,000	118,712
Tokyo Electron Ltd.	20,000	1,414
Tokyo Star Bank Ltd.	167	495
Tokyo Tomin Bank Ltd.	1,681,900	65,361
Toyota Industries Corp.	224,500	10,510
Toyota Motor Corp.	2,547,600	167,861
Toyota Motor Corp. sponsored ADR	585,200	77,118
Yamaguchi Financial Group, Inc. (a)	576,000	6,987
TOTAL JAPAN		4,212,217
Kazakhstan - 0.0%
JSC Halyk Bank of Kazakhstan GDR (a)(f)	255,100	6,020
Korea (South) - 0.4%
Kookmin Bank sponsored ADR	691,410	54,988
Luxembourg - 0.0%
SES SA FDR	457,337	7,838
Common Stocks - continued
	Shares	Value (000s)
Malaysia - 0.5%
Gamuda BHD	8,725,300	$ 17,697
IJM Corp. BHD	8,469,600	19,719
Public Bank BHD	8,688,500	21,966
Resorts World BHD	4,121,500	18,367
TOTAL MALAYSIA		77,749
Mexico - 0.2%
Fomento Economico Mexicano SA de CV sponsored ADR	310,400	37,270
Netherlands - 4.8%
ABN-AMRO Holding NV	1,629,300	52,366
ASM International NV (NASDAQ) (a)(d)	1,848,134	42,858
De Telegraaf Holding NV (Certificaten Van Aandelen)	897,476	23,956
Heineken NV (Bearer)	2,143,400	108,587
ING Groep NV sponsored ADR	4,097,000	180,514
Koninklijke Numico NV	431,286	22,878
Koninklijke Philips Electronics NV (NY Shares)	3,678,700	144,021
Reed Elsevier NV sponsored ADR	1,932,300	67,978
Rodamco Europe NV	214,500	28,991
Unilever NV:
(Certificaten Van Aandelen)	1,247,800	33,209
(NY Shares)	846,300	22,588
TOTAL NETHERLANDS		727,946
Netherlands Antilles - 0.1%
Schlumberger Ltd. (NY Shares)	295,600	18,768
Norway - 2.0%
Aker Kvaerner ASA	638,650	72,152
DnB Nor ASA	7,461,280	112,034
Hafslund ASA (B Shares)	300,525	6,622
Norsk Hydro ASA sponsored ADR	112,900	3,647
Odfjell ASA (B Shares)	820,200	14,261
Petroleum Geo-Services ASA (a)	911,100	21,280
Renewable Energy Corp. AS	1,952,900	46,630
Statoil ASA sponsored ADR	1,324,600	35,579
TOTAL NORWAY		312,205
Singapore - 0.9%
City Developments Ltd.	5,092,000	46,422
STATS ChipPAC Ltd. (a)	25,831,000	21,699
STATS ChipPAC Ltd. sponsored ADR (a)	7,951,600	66,475
TOTAL SINGAPORE		134,596
Common Stocks - continued
	Shares	Value (000s)
South Africa - 0.9%
Absa Group Ltd.	1,250,300	$ 22,930
African Rainbow Minerals Ltd. (a)	931,200	11,744
Barloworld Ltd.	1,278,000	32,914
Massmart Holdings Ltd.	1,391,976	14,627
Nedbank Group Ltd.	3,022,405	57,753
TOTAL SOUTH AFRICA		139,968
Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	3,583,000	89,862
Banco Santander Central Hispano SA	8,366,590	159,098
Banco Santander Central Hispano SA sponsored ADR	3,413,300	64,409
Bolsas Y Mercados Espanoles	791,294	35,045
Grupo Ferrovial SA	441,400	44,154
Inditex SA	1,352,900	76,651
Telefonica SA sponsored ADR	653,400	43,085
TOTAL SPAIN		512,304
Sweden - 1.8%
Atlas Copco AB (B Shares)	1,710,500	56,360
Scania AB (B Shares)	443,900	31,808
Securitas Systems AB (a)	3,137,000	12,097
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4,466,500	177,722
TOTAL SWEDEN		277,987
Switzerland - 10.7%
ABB Ltd. (Reg.)	422,058	7,466
Baloise Holdings AG (Reg.)	451,870	45,741
Converium Holding AG	2,362,050	34,374
Credit Suisse Group sponsored ADR	3,697,100	262,790
Nestle SA:
(Reg.)	563,574	206,738
sponsored ADR	1,259,600	116,387
Novartis AG sponsored ADR	1,936,232	111,701
Roche Holding AG (participation certificate)	1,689,543	317,464
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	89,972	98,671
Swiss Life Holding	152,517	38,382
Swiss Reinsurance Co. (Reg.)	177,678	14,771
Syngenta AG sponsored ADR	408,800	15,154
UBS AG (NY Shares)	2,972,194	187,278
Zurich Financial Services AG (Reg.)	648,346	174,369
TOTAL SWITZERLAND		1,631,286
Common Stocks - continued
	Shares	Value (000s)
Taiwan - 1.6%
Advanced Semiconductor Engineering, Inc. (a)	72,198,692	$ 82,335
ASE Test Ltd. (a)	4,176,700	45,985
ASE Test Ltd. unit (a)	1,000,000	145
ProMOS Technologies, Inc. (a)	57,137,000	22,038
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	5,729,800	50,250
Taiwan Semiconductor Manufacturing Co. Ltd.	8,740,000	17,890
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,068,800	33,481
TOTAL TAIWAN		252,124
Thailand - 0.0%
Krung Thai Bank Public Co. Ltd.	4,330,800	1,508
Turkey - 0.1%
Tupras-Turkiye Petrol Rafinerileri AS	510,000	9,065
United Kingdom - 7.6%
AstraZeneca PLC (United Kingdom)	944,400	52,839
Babcock International Group PLC	1,532,900	12,371
BHP Billiton PLC	1,726,000	32,148
BP PLC sponsored ADR	33,200	2,109
Burberry Group PLC	1,816,042	23,496
Cookson Group PLC	4,619,700	54,006
Dawnay Day Treveria PLC	26,423,300	48,042
GlaxoSmithKline PLC sponsored ADR	3,141,200	170,033
HBOS plc	3,405,600	74,339
Intertek Group PLC	1,513,300	25,496
NETeller PLC (a)	3,341,600	8,666
Old Mutual plc	3,164,400	10,678
Rentokil Initial PLC	18,789,300	59,527
Rolls-Royce Group PLC	9,165,385	84,276
Serco Group PLC	9,076,548	73,918
Tesco PLC	2,669,354	21,922
Unilever PLC sponsored ADR	3,568,160	97,446
Vedanta Resources PLC	531,700	12,055
Vodafone Group PLC sponsored ADR	9,941,600	292,184
TOTAL UNITED KINGDOM		1,155,551
Common Stocks - continued
	Shares	Value (000s)
United States of America - 0.3%
Synthes, Inc.	314,336	$ 39,502
Transocean, Inc. (a)	161,300	12,480
TOTAL UNITED STATES OF AMERICA		51,982
TOTAL COMMON STOCKS (Cost $11,919,326)		14,357,620
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (h)	8,500	0
Nonconvertible Preferred Stocks - 0.2%
Italy - 0.2%
Buzzi Unicem Spa (Risp)	1,763,100	35,618
TOTAL PREFERRED STOCKS (Cost $29,658)		35,618
Government Obligations - 0.2%
	Principal Amount (000s)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 4.92% to 5.03% 2/8/07 to 4/5/07 (g) (Cost $22,461)	$ 22,585	22,463
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	827,683,371	827,683
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	349,097,984	349,098
TOTAL MONEY MARKET FUNDS (Cost $1,176,781)		1,176,781
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $13,148,226)		15,592,482
NET OTHER ASSETS - (2.1)%		(313,268)
NET ASSETS - 100%		$ 15,279,214
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
5,626 Nikkei 225 Index Contracts (Japan)	March 2007	$ 490,306	$ 29,847
The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,020,000 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $22,463,000.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dawnay Day Treveria PLC	$ 40,978	$ -	$ -	$ -	$ -
IWKA AG	31,757	-	-	-	43,963
SGL Carbon AG	79,939	-	-	-	91,664
Total	$ 152,674	$ -	$ -	$ -	$ 135,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10,123
Fidelity Securities Lending Cash Central Fund	2,486
Total	$ 12,609
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $13,247,422,000. Net unrealized appreciation aggregated $2,345,060,000, of which $2,628,485,000 related to appreciated investment securities and $283,425,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813062.102

AEA-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
Australia - 1.0%
Babcock & Brown Japan Property Trust	161,800	$ 260,070
Babcock & Brown Ltd.	50,000	1,009,450
Dominos Pizza Australia New Zealand Ltd.	57,300	164,181
Dyno Nobel Ltd.	220,700	413,010
TOTAL AUSTRALIA		1,846,711
Bermuda - 2.5%
COFCO International Ltd.	1,000,000	1,050,272
Peace Mark Holdings Ltd.	1,310,000	1,097,329
Ports Design Ltd.	414,000	1,137,406
Sinofert Holdings Ltd.	2,740,000	1,277,438
TOTAL BERMUDA		4,562,445
Cayman Islands - 1.6%
Computime Group Ltd.	3,000,000	914,505
Himax Technologies, Inc. sponsored ADR	62,800	320,908
Hutchison China Meditech Ltd.	3	11
Kingboard Chemical Holdings Ltd.	430,500	1,772,728
Wuyi International Pharmaceutical Co. Ltd. (a)	20,000	4,611
TOTAL CAYMAN ISLANDS		3,012,763
China - 17.6%
Beijing Capital International Airport Co. Ltd. (H Shares)	1,300,000	1,205,508
China Communications Construction Co. Ltd. (H Shares)	810,000	922,305
China Construction Bank Corp. (H Shares)	4,500,000	2,651,297
China International Marine Containers Co. Ltd. (B Shares)	1,038,660	2,161,796
China Life Insurance Co. Ltd. (H Shares)	500,000	1,472,667
China Merchants Bank Co. Ltd. (H Shares) (a)	1,000,000	2,156,900
China Merchants Bank Co. Ltd. warrants (Goldman Sachs Warrant Program) 9/14/09 (a)	19,000	41,969
China Oilfield Services Ltd. (H Shares)	3,000,000	2,048,031
China Petroleum & Chemical Corp. (H Shares)	1,190,000	995,435
China Shenhua Energy Co. Ltd. (H Shares)	700,000	1,712,456
China Vanke Co. Ltd. (B Shares)	500,000	894,012
Dalian Port (PDA) Co. Ltd. (H Shares)	1,135,000	582,946
Dazhong Transport Group Co. Ltd. (B Shares)	1,755,000	1,318,005
Dongfang Electrical Machinery Co. Ltd. (H Shares)	500,000	1,332,053
Industrial & Commercial Bank of China	1,180,000	684,649
PetroChina Co. Ltd. (H Shares)	3,328,000	4,104,422
Shanghai Electric (Group) Corp. (H Shares)	3,000,000	1,456,292
Shanghai International Airport warrants:
(Citigroup Warrant Program) 1/20/10 (c)	9,819	32,002
(JPMorgan Warrant Program) 7/13/09 (a)(c)	19,000	62,544
Common Stocks - continued
	Shares	Value
China - continued
Shanghai International Airport warrants: - continued
(UBS Warrant Programme) 1/15/10 (a)	6,885	$ 22,666
Shanghai Pudong Development Bank Co. Ltd. warrants (UBS Warrant Programme) 1/15/10 (a)	232,045	746,004
Shenzhou International Group Holdings Ltd.	644,000	230,133
Sina Corp. (a)	48,900	1,749,153
Tencent Holdings Ltd.	400,000	1,554,915
Weichai Power Co. Ltd. (H Shares)	272,000	1,151,406
Weifu High-Technology Co. Ltd. (B Shares)	299,700	342,021
Yantai Changyu Pioneer Wine Co. (B Shares)	136,240	647,391
TOTAL CHINA		32,278,978
Hong Kong - 16.6%
Bank of East Asia Ltd.	410,000	2,355,235
BOC Hong Kong Holdings Ltd.	600,000	1,567,723
Cheung Kong Holdings Ltd.	230,000	3,028,370
China Everbright Ltd. (a)	600,000	575,600
China Mobile (Hong Kong) Ltd.	450,000	4,153,500
China Unicom Ltd.	600,000	813,600
CNOOC Ltd.	1,238,500	1,062,261
Dynasty Fine Wines Group Ltd.	1,346,000	584,430
Esprit Holdings Ltd.	132,500	1,343,244
Hang Lung Properties Ltd.	900,000	2,455,331
Hang Seng Bank Ltd.	100,000	1,389,689
Henderson Land Development Co. Ltd.	130,000	750,945
Hong Kong & Shanghai Hotels Ltd.	174,000	305,322
Hutchison Whampoa Ltd.	77,000	765,315
Li & Fung Ltd.	910,000	2,838,104
Sun Hung Kai Properties Ltd.	350,000	4,236,311
Vtech Holdings Ltd.	157,000	968,242
Wing Hang Bank Ltd.	100,000	1,261,607
TOTAL HONG KONG		30,454,829
India - 4.3%
Aditya Birla Nuvo Ltd.	22,352	639,273
Bharti Airtel Ltd. (a)	75,000	1,240,137
Cipla Ltd.	125,000	698,446
Educomp Solutions Ltd.	38,160	857,042
IL&FS Investsmart Ltd.	63,876	296,629
INFO Edge India Ltd.	454	7,169
IVRCL Infrastructures & Projects Ltd.	65,000	600,159
Max India Ltd. (a)	22,250	525,030
Punjab National Bank	26,984	339,951
Common Stocks - continued
	Shares	Value
India - continued
Royal Orchid Hotels Ltd.	132,311	$ 654,051
Sobha Developers Ltd. (a)	2,447	54,527
State Bank of India	60,830	1,909,562
TOTAL INDIA		7,821,976
Indonesia - 4.7%
PT Astra International Tbk	900,000	1,468,920
PT Bank Central Asia Tbk	900,000	504,478
PT Bank International Indonesia	15,353,000	379,669
PT Bank Niaga Tbk	9,648,000	954,353
PT Mitra Adiperkasa Tbk	2,913,500	281,791
PT Panin Life Tbk (a)	45,654,500	888,150
PT Panin Life Tbk warrants 7/10/09 (a)	6,218,166	47,156
PT Perusahaan Gas Negara Tbk Series B	1,800,000	1,859,643
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	800,000	466,010
PT Telkomunikasi Indonesia Tbk Series B	1,713,500	1,779,694
TOTAL INDONESIA		8,629,864
Korea (South) - 15.6%
CDNetworks Co. Ltd. (a)	9,355	302,658
Dongbu Securities Co. Ltd.	40,000	611,605
G2R, Inc.	50,000	703,394
GwangJu Shinsegae Co. Ltd.	5,000	761,848
Hyundai Mipo Dockyard Co. Ltd.	5,680	711,203
Kookmin Bank	37,140	2,958,748
Korean Reinsurance Co.	86,000	1,129,946
LG Dacom Corp.	55,000	1,240,350
LG Household & Health Care Ltd.	12,000	1,446,628
LG.Philips LCD Co. Ltd. (a)	17,170	481,984
Meritz Securities Co. Ltd.	94,810	747,569
NHN Corp.	16,319	2,160,862
POSCO	6,840	2,404,162
Samsung Corp.	26,790	865,300
Samsung Electronics Co. Ltd.	10,317	6,388,865
Seoul Securities Co. Ltd.	514,280	755,045
Shinhan Financial Group Co. Ltd.	23,960	1,249,529
SK Corp.	10,000	767,283
SK Securities Co. Ltd.	400,000	517,014
Taewoong Co. Ltd.	50,000	1,534,769
TSM Tech Co. Ltd.	30,300	502,460
YBM Sisa.com, Inc.	22,000	411,551
TOTAL KOREA (SOUTH)		28,652,773
Common Stocks - continued
	Shares	Value
Malaysia - 2.5%
Bumiputra-Commerce Holdings BHD	600,000	$ 1,576,918
Gamuda BHD	153,200	310,733
IOI Corp. BHD	312,100	1,640,520
SP Setia BHD	600,000	1,028,425
TOTAL MALAYSIA		4,556,596
Philippines - 0.9%
Manila Water Co., Inc.	3,500,000	652,330
Philippine Long Distance Telephone Co.	18,580	1,000,827
TOTAL PHILIPPINES		1,653,157
Singapore - 6.4%
DBS Group Holdings Ltd.	52,000	744,961
F J Benjamin Holdings Ltd.	1,500,000	698,401
GigaMedia Ltd. (a)	68,000	807,160
Keppel Corp. Ltd.	95,000	1,107,349
Osim International Ltd.	1,019,000	869,267
Parkway Holdings Ltd.	685,650	1,446,623
Petra Foods Ltd.	223,000	249,770
SembCorp Marine Ltd.	530,000	1,166,542
SIA Engineering Co. Ltd.	261,000	788,617
Singapore Technologies Engineering Ltd.	600,000	1,304,985
United Overseas Bank Ltd.	175,000	2,153,811
Yanlord Land Group Ltd.	247,000	371,550
TOTAL SINGAPORE		11,709,036
Taiwan - 15.0%
Advantech Co. Ltd.	100,277	316,725
AU Optronics Corp.	875,500	1,161,945
Cathay Financial Holding Co. Ltd.	439,832	975,119
Chang Hwa Commercial Bank (a)	1,300,000	894,251
Chinatrust Financial Holding Co. Ltd.	1,920,319	1,615,478
Chinatrust Financial Holding Co. Ltd.:
warrants (UBS Warrant Programme) 2/8/07 (a)	254,240	213,738
warrants (UBS Warrant Programme) 4/30/07 (a)	672,000	564,946
Delta Electronics, Inc.	420,000	1,371,215
EVA Airways Corp.	2,117,592	919,658
Formosa International Hotel Corp.	22,261	244,864
Formosa Plastics Corp.	600,000	1,009,506
High Tech Computer Corp.	55,600	823,185
Hung Poo Real Estate Development Co. Ltd.	600,000	557,597
MediaTek, Inc.	197,000	2,147,873
Mega Financial Holding Co. Ltd.	800,000	535,731
Common Stocks - continued
	Shares	Value
Taiwan - continued
PixArt Imaging, Inc.	30,000	$ 420,931
Shin Kong Financial Holding Co. Ltd.	691,113	692,645
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 5/18/07 (a)	1,701,202	1,703,835
Siliconware Precision Industries Co. Ltd.	93,000	154,214
Sinyi Realty, Inc.	359,800	927,719
Taiwan Cement Corp.	1,451,168	1,242,838
Taiwan Secom Co.	404,000	693,230
Taiwan Semiconductor Manufacturing Co. Ltd.	2,404,122	4,921,123
Wistron Corp.	845,644	1,214,777
Yageo Corp. (a)	908,000	386,066
Yuanta Core Pacific Securities Co. Ltd.	2,292,294	1,733,475
TOTAL TAIWAN		27,442,684
Thailand - 2.7%
ACL Bank PCL:
NVDR (a)	982,200	117,581
(For. Reg.) (a)	1,017,800	121,843
Bumrungrad Hospital PCL (For. Reg.)	768,700	796,351
Central Pattana PCL (For. Reg.)	2,000,000	1,237,410
Home Product Center PCL (For. Reg.)	2,982,200	467,712
Land & House PCL NVDR	2,239,200	396,290
Minor International PCL:
(For. Reg.)	1,927,189	598,954
(For. Reg.) warrants 3/29/08	192,719	26,620
Robinson Department Store PCL (For. Reg.) (a)	2,500,000	791,367
Total Access Communication PCL (a)	121,000	503,360
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		5,057,488
United Kingdom - 0.8%
Standard Chartered PLC (United Kingdom)	50,000	1,434,267
TOTAL COMMON STOCKS (Cost $130,690,918)		169,113,567
Investment Companies - 0.7%

Hong Kong - 0.7%
iShares FTSE/Xinhua A50 China Tracker (Cost $1,045,947)	90,000	1,306,052
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b) (Cost $10,425,728)	10,425,728	$ 10,425,728
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $142,162,593)		180,845,347
NET OTHER ASSETS - 1.4%		2,623,470
NET ASSETS - 100%		$ 183,468,817
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,546 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 109,878
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $142,188,270. Net unrealized appreciation aggregated $38,657,077, of which $41,860,496 related to appreciated investment securities and $3,203,419 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813064.102

FAEM-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Argentina - 0.8%
Banco Macro SA sponsored ADR	20,400	$ 673,200
Inversiones y Representaciones SA sponsored GDR (a)	53,400	954,258
Nortel Inversora SA (PN-B) sponsored ADR (a)	17,900	281,388
TOTAL ARGENTINA		1,908,846
Austria - 0.9%
C.A.T. oil AG Bearer	7,900	195,839
CA Immo International AG	5,000	108,830
Raiffeisen International Bank Holding AG	6,200	946,501
voestalpine AG	12,700	734,933
TOTAL AUSTRIA		1,986,103
Bermuda - 1.5%
Aquarius Platinum Ltd. (Australia)	56,000	1,437,146
Central European Media Enterprises Ltd. Class A (a)	14,100	1,223,739
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	15,500	112,220
Credicorp Ltd. (NY Shares)	5,300	223,766
Dufry South America Ltd. unit (a)	23,455	374,344
Emperor International Holding Ltd.	292,000	69,190
Sinofert Holdings Ltd.	195,200	91,006
TOTAL BERMUDA		3,531,411
Brazil - 12.7%
All America Latina Logistica SA unit	61,400	667,464
Banco Bradesco SA:
(PN)	54,700	2,222,457
(PN) sponsored ADR (non-vtg.)	14,400	585,216
Banco Itau Holding Financeira SA (PN) (non-vtg.)	15,970	592,470
Banco Nossa Caixa SA	26,000	590,617
Brascan Residential Properties SA	24,800	192,651
Companhia de Concessoes Rodoviarias	8,900	116,276
Companhia de Saneamento de Minas Gerais	56,400	631,697
Companhia Vale do Rio Doce (PN-A) sponsored ADR (non-vtg.)	143,200	4,114,136
CSU Cardsystem SA sponsored ADR (e)	3,000	51,863
Cyrela Brazil Realty SA	103,800	969,559
Duratex SA (PN)	5,200	98,465
Eternit SA	49,600	350,274
Localiza Rent a Car SA	38,200	1,160,001
Lojas Americanas SA	11,031,200	646,640
Lojas Renner SA	84,100	1,179,906
LPS Brasil Consultoria de Imoveis SA	16,000	181,540
Medial Saude SA	28,300	319,766
Common Stocks - continued
	Shares	Value
Brazil - continued
Net Servicos de Communicacao SA sponsored ADR (d)	64,666	$ 785,045
Obrascon Huarte Lain Brasil SA (a)	15,900	240,665
Petroleo Brasileiro SA Petrobras:
(PN) (non-vtg.)	247,900	5,448,069
(PN) sponsored ADR (non-vtg.)	9,800	869,260
sponsored ADR	5,900	579,852
Submarino SA	26,600	807,123
TAM SA:
(PN) (ltd.-vtg.)	22,600	732,568
(PN) sponsored ADR (ltd. vtg.)	8,800	287,144
Uniao de Bancos Brasileiros SA (Unibanco):
unit	75,500	705,219
GDR	16,600	1,574,178
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	29,500	1,111,779
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	56,500	1,019,825
Weg SA (PN)	14,300	105,699
TOTAL BRAZIL		28,937,424
British Virgin Islands - 0.0%
Equator Exploration Ltd. (a)	63,600	56,231
Titanium Resources Group Ltd. (a)	22,300	26,946
TOTAL BRITISH VIRGIN ISLANDS		83,177
Canada - 0.8%
Addax Petroleum, Inc.	4,400	121,163
Addax Petroleum, Inc. (a)(e)	4,700	129,424
AUR Resources, Inc.	18,300	353,215
First Quantum Minerals Ltd.	7,100	376,663
Frontera Copper Corp. (a)	71,900	274,987
SXR Uranium One, Inc. (a)	4,300	56,537
SXR Uranium One, Inc. (South Africa) (a)	46,418	603,588
TOTAL CANADA		1,915,577
Cayman Islands - 1.7%
AAC Acoustic Technology Holdings, Inc. (a)	216,000	202,513
Agile Property Holdings Ltd.	712,000	581,820
Foxconn International Holdings Ltd. (a)	305,400	913,364
Gems TV Holdings Ltd.	122,000	98,512
Lee & Man Paper Manufacturing Ltd.	404,200	957,759
Shui On Land Ltd.	247,500	208,588
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SinoCom Software Group Ltd.	726,000	$ 162,728
Trina Solar Ltd. ADR	28,700	842,919
TOTAL CAYMAN ISLANDS		3,968,203
China - 3.2%
China Coal Energy Co. Ltd. (H Shares)	295,300	223,532
China Gas Holdings Ltd.	562,000	112,292
China Petroleum & Chemical Corp. (H Shares)	2,609,100	2,182,512
China Shenhua Energy Co. Ltd. (H Shares)	508,500	1,243,977
China Telecom Corp. Ltd. (H Shares)	1,142,000	553,299
First Tractor Co. Ltd. (H Shares) (a)	514,500	211,533
Guangzhou R&F Properties Co. Ltd. (H Shares)	200,000	386,295
Home Inns & Hotels Management, Inc. ADR	200	8,948
Industrial & Commercial Bank of China	846,000	490,859
Maanshan Iron & Steel Co. Ltd. (H Shares)	192,000	122,467
Parkson Retail Group Ltd.	64,500	363,084
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	179,500	866,750
Shandong Weigao Group Medical Polymer Co. Ltd.	116,000	150,952
Yantai Changyu Pioneer Wine Co. (B Shares)	54,990	261,304
TOTAL CHINA		7,177,804
Colombia - 0.3%
BanColombia SA Sponsored ADR	19,400	577,150
Cyprus - 0.5%
Bank of Cyprus Public Co. Ltd.	7,300	111,129
Mirland Development Corp. PLC	36,200	391,182
Urals Energy Public Co. Ltd. (a)	29,600	210,818
XXI Century Investments Public Ltd. (a)	30,500	464,418
TOTAL CYPRUS		1,177,547
Czech Republic - 0.8%
Ceske Energeticke Zavody AS	41,600	1,774,047
Egypt - 1.6%
Commercial International Bank Ltd. sponsored GDR	59,700	555,210
Eastern Tobacco Co.	8,000	449,359
Orascom Construction Industries SAE:
GDR	6,544	595,504
GDR (e)	400	36,400
Orascom Hotels & Development (OHD) (a)	77,336	537,022
Orascom Telecom Holding SAE GDR	20,670	1,426,230
TOTAL EGYPT		3,599,725
Common Stocks - continued
	Shares	Value
Estonia - 0.0%
Tallinna Vesi AS	900	$ 21,595
Finland - 0.1%
YIT-Yhtyma OY	7,100	189,795
Georgia - 0.2%
Bank of Georgia:
ADR (a)	5,000	130,000
unit (a)	12,300	319,800
TOTAL GEORGIA		449,800
Hong Kong - 4.2%
Chaoda Modern Agriculture (Holdings) Ltd.	1,113,500	787,258
China Grand Frstry Resources Group Ltd. (a)	764,000	117,426
China Mobile (Hong Kong) Ltd.	522,200	4,819,906
China Resources Power Holdings Co. Ltd.	529,700	830,423
CNOOC Ltd.	1,279,800	1,097,684
CNOOC Ltd. sponsored ADR	4,700	403,119
Hopson Development Holdings Ltd.	298,100	710,171
Kerry Properties Ltd.	134,000	628,165
REXCAPITAL Financial Holdings Ltd. (a)	3,075,000	204,803
TOTAL HONG KONG		9,598,955
Hungary - 0.4%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	4,324	445,744
Richter Gedeon Ltd.	2,400	482,142
TOTAL HUNGARY		927,886
India - 4.5%
Bharat Forge Ltd.	47,239	358,472
Bharat Heavy Electricals Ltd.	10,709	612,986
Bharti Airtel Ltd. (a)	91,875	1,519,168
Federal Bank Ltd.	14,399	81,484
Federal Bank Ltd.:
GDR	11,701	67,866
GDR (a)(e)	9,000	52,200
Gujarat Ambuja Cement Ltd.	103,259	321,630
HCL Technologies Ltd.	39,963	587,931
Indian Overseas Bank	155,500	423,427
INFO Edge India Ltd.	307	4,848
Jaiprakash Associates Ltd.	39,794	630,944
Larsen & Toubro Ltd.	16,710	602,364
Nagarjuna Construction Co. Ltd.	67,788	322,639
Pantaloon Retail India Ltd.	45,454	502,562
Common Stocks - continued
	Shares	Value
India - continued
Parsvnath Developers Ltd.	692	$ 6,236
Rolta India Ltd.	101,081	738,387
Rolta India Ltd. sponsored GDR (e)	8,800	64,680
Satyam Computer Services Ltd.	74,658	800,185
Sintex Industries Ltd.	30,858	149,425
State Bank of India	27,749	871,091
Suzlon Energy Ltd.	12,383	320,994
UTI Bank Ltd.	33,200	402,648
Wipro Ltd.	59,867	832,882
TOTAL INDIA		10,275,049
Indonesia - 2.0%
PT Aneka Tambang Tbk	853,000	731,262
PT Bakrie & Brothers Tbk (a)	22,837,500	431,724
PT Bank Mandiri Persero Tbk	1,823,500	516,074
PT Bank Niaga Tbk	4,860,500	480,787
PT Bank Rakyat Indonesia Tbk	984,500	573,483
PT Medco Energi International Tbk	1,326,000	499,153
PT Perusahaan Gas Negara Tbk Series B	956,700	988,400
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	474,500	276,402
TOTAL INDONESIA		4,497,285
Ireland - 0.1%
Dragon Oil plc (a)	52,700	186,376
Israel - 1.6%
Africa Israel Investments Ltd.	2,600	205,979
Bank Hapoalim BM (Reg.)	256,728	1,190,854
Israel Chemicals Ltd.	166,500	1,027,285
Ituran Location & Control Ltd.	8,800	129,360
Orckit Communications Ltd. (a)	30,500	299,053
Ormat Industries Ltd.	29,900	359,253
Orpak Systems Ltd.	19,400	70,134
RADWARE Ltd. (a)	19,500	252,525
TOTAL ISRAEL		3,534,443
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan GDR (a)(e)	19,900	469,640
Kazkommertsbank JSC:
ADR (a)	16,100	359,030
unit (a)	12,804	285,529
TOTAL KAZAKHSTAN		1,114,199
Common Stocks - continued
	Shares	Value
Korea (South) - 13.8%
Celrun Co. Ltd. (a)	38,560	$ 267,176
Daegu Bank Co. Ltd.	43,220	715,943
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	30,710	894,806
Hanjin Heavy Industries & Construction Co. Ltd.	25,040	772,933
Hite Brewery Co. Ltd.	2,500	314,737
Honam Petrochemical Corp.	8,200	663,082
Hynix Semiconductor, Inc. (a)	18,820	630,750
Hyundai Department Store Co. Ltd.	7,263	577,865
Hyundai Engineering & Construction Co. Ltd. (a)	11,600	598,416
Hyundai Mipo Dockyard Co. Ltd.	2,141	268,079
Hyundai Motor Co.	2,900	207,529
Industrial Bank of Korea	44,850	831,155
Kookmin Bank	2,690	214,298
Korea Zinc Co. Ltd.	4,530	403,153
Korean Air Lines Co. Ltd.	16,361	587,772
Kyeryong Construction Industrial Co. Ltd.	17,170	690,466
LG Engineering & Construction Co. Ltd.	14,410	1,199,897
LG Household & Health Care Ltd.	8,540	1,029,517
Macquarie Korea Infrastructure Fund GDR	83,400	600,480
MegaStudy Co. Ltd.	5,699	788,115
NHN Corp.	10,858	1,437,750
ON*Media Corp.	11,880	95,393
POSCO	7,480	2,629,113
Samsung Electronics Co. Ltd.	13,952	8,639,846
Samsung Heavy Industries Ltd.	49,590	1,099,163
Shinhan Financial Group Co. Ltd.	34,100	1,778,336
SK Corp.	23,320	1,789,303
Taewoong Co. Ltd.	14,182	435,322
Woong Jin.Com Co. Ltd.	20,170	344,423
Woori Finance Holdings Co. Ltd.	34,530	810,926
YBM Sisa.com, Inc.	6,731	125,916
TOTAL KOREA (SOUTH)		31,441,660
Lebanon - 0.1%
Solidere GDR	14,600	244,550
Luxembourg - 0.9%
Evraz Group SA:
GDR (e)	2,800	77,868
GDR	16,600	461,646
Tenaris SA sponsored ADR (d)	31,700	1,504,799
TOTAL LUXEMBOURG		2,044,313
Common Stocks - continued
	Shares	Value
Malaysia - 0.5%
Genting BHD	59,400	$ 644,822
Lion Diversified Holdings BHD	191,700	336,796
Steppe Cement Ltd. (a)	40,000	191,760
TOTAL MALAYSIA		1,173,378
Mexico - 6.8%
America Movil SA de CV Series L sponsored ADR	146,300	6,489,868
Cemex SA de CV sponsored ADR	53,352	1,887,594
Fomento Economico Mexicano SA de CV sponsored ADR	15,500	1,861,085
Grupo Aeroportuario Norte Sab de CV ADR	19,700	477,922
Grupo Famsa SA de CV Series A	99,800	452,839
Grupo Financiero Banorte SA de CV Series O	58,000	230,704
Grupo Mexico SA de CV Series B	182,716	750,693
Urbi, Desarrollos Urbanos, SA de CV (a)	369,500	1,316,291
Wal-Mart de Mexico SA de CV Series V	469,604	2,083,867
TOTAL MEXICO		15,550,863
Netherlands - 0.3%
Plaza Centers NV	46,400	182,329
X5 Retail Group NV unit (a)	16,700	455,075
TOTAL NETHERLANDS		637,404
Oman - 0.4%
BankMuscat SAOG sponsored:
GDR (e)	6,875	88,344
GDR	55,700	715,745
TOTAL OMAN		804,089
Pakistan - 0.3%
MCB Bank Ltd. (a)	19,300	94,696
MCB Bank Ltd. unit (e)	9,900	190,080
Oil & Gas Development Co. Ltd.:
ADR (a)(e)	8,700	175,131
unit (a)(e)	14,200	285,846
TOTAL PAKISTAN		745,753
Panama - 0.3%
Copa Holdings SA Class A	12,500	700,625
Philippines - 0.8%
Ayala Corp.	25,900	334,194
Jollibee Food Corp.	110,900	96,534
Philippine Long Distance Telephone Co.	16,530	890,402
PNOC Energy Development Corp. (a)	652,000	64,766
Common Stocks - continued
	Shares	Value
Philippines - continued
Robinsons Land Corp.	688,000	$ 228,981
SM Investments Corp.	36,040	273,114
TOTAL PHILIPPINES		1,887,991
Poland - 0.3%
Globe Trade Centre SA (a)	35,200	587,597
Romania - 0.1%
Banca Transilvania SA	223,169	91,389
SNP Petrom SA	766,500	177,478
TOTAL ROMANIA		268,867
Russia - 12.3%
Aeroflot - Russian Airlines (Reg. S) GDR	600	169,207
JSC Chelyabinsk Zinc Plant (a)	1,600	248,000
JSC MMC 'Norilsk Nickel' sponsored ADR	16,400	2,771,600
Lukoil Oil Co. sponsored ADR	53,238	4,317,602
Mobile TeleSystems OJSC sponsored ADR	21,300	1,153,608
Novatek JSC:
GDR	10,900	588,600
GDR (e)	9,700	523,800
Novolipetsk Iron & Steel Corp.	92,700	227,115
Novolipetsk Iron & Steel Corp. sponsored GDR (e)	38,000	937,080
OAO Gazprom sponsored ADR	189,585	8,199,551
OAO TatNeft unit	9,950	861,670
OAO TMK (a)	80,500	700,350
OAO TMK unit	13,000	456,300
Pharmacy Chain 36.6 Jsc (a)	2,000	119,000
RBC Information Systems Jsc (a)	16,300	187,450
Sberbank (Savings Bank of the Russian Federation)	419	1,382,700
Sberbank (Savings Bank of the Russian Federation) GDR	4,300	1,462,750
Sistema JSFC sponsored:
GDR (e)	16,500	499,950
GDR	9,400	284,820
Sistema-Hals JSC	1,500	382,500
Vimpel Communications sponsored ADR (a)	26,500	2,263,895
VSMPO-Avisma Corp.	1,000	295,000
TOTAL RUSSIA		28,032,548
Singapore - 0.4%
Keppel Corp. Ltd.	38,600	449,933
Common Stocks - continued
	Shares	Value
Singapore - continued
Olam International Ltd.	151,000	$ 193,710
Sino-Environment Technology Group Ltd.	93,000	190,161
TOTAL SINGAPORE		833,804
South Africa - 8.5%
African Bank Investments Ltd.	152,747	613,357
Aveng Ltd.	137,888	737,936
Bidvest Group Ltd.	67,600	1,263,639
Ellerine Holdings Ltd.	39,217	411,664
FirstRand Ltd.	572,673	1,823,799
Gold Fields Ltd.	23,700	400,293
Illovo Sugar Ltd.	44,000	114,295
Impala Platinum Holdings Ltd.	96,364	2,769,364
JD Group Ltd.	57,100	691,810
Lewis Group Ltd.	73,722	643,102
MTN Group Ltd.	258,100	3,098,487
Naspers Ltd. Class N sponsored ADR	37,906	947,650
Nedbank Group Ltd.	41,600	794,904
Network Healthcare Holdings Ltd.	192,100	388,349
Sasol Ltd.	82,470	2,802,861
Steinhoff International Holdings Ltd.	182,900	630,602
Telkom SA Ltd.	10,500	234,106
Truworths International Ltd.	195,300	929,987
TOTAL SOUTH AFRICA		19,296,205
Taiwan - 6.7%
Advanced Semiconductor Engineering, Inc. (a)	572,000	652,310
Chipbond Technology Corp.	154,671	157,832
Delta Electronics, Inc.	360,550	1,177,123
Foxconn Technology Co. Ltd.	58,700	700,613
High Tech Computer Corp.	45,640	675,722
Hon Hai Precision Industry Co. Ltd. (Foxconn)	533,012	3,642,230
Inotera Memories, Inc. (a)	181,000	199,816
Motech Industries, Inc.	15,444	221,386
Phoenix Precision Technology Corp.	405,451	415,585
Powertech Technology, Inc.	178,250	741,648
Shin Kong Financial Holding Co. Ltd.	813,000	814,802
Siliconware Precision Industries Co. Ltd.	994,800	1,649,591
Taiwan Chi Cheng Enterprise Co. Ltd.	96,000	368,816
Taiwan Semiconductor Manufacturing Co. Ltd.	1,819,509	3,724,448
TOTAL TAIWAN		15,141,922
Common Stocks - continued
	Shares	Value
Thailand - 1.3%
Bangkok Dusit Medical Service PCL (For. Reg.)	200,000	$ 200,000
Bumrungrad Hospital PCL (For. Reg.)	236,100	244,593
Charoen Pokphand Foods PCL (For. Reg.)	3,359,400	446,631
Minor International PCL (For. Reg.)	1,692,104	525,891
Padaeng Industry PCL unit (a)	143,800	142,765
PTT Public Co. Ltd. (For. Reg.)	109,100	624,774
Robinson Department Store PCL (For. Reg.) (a)	491,300	155,519
Thai Oil PCL (For. Reg.)	357,900	592,209
TOTAL THAILAND		2,932,382
Turkey - 2.7%
Acibadem Saglik Hizmetleri AS	50,900	528,361
Anadolu Efes Biracilk Ve Malt Sanyii AS	20,800	680,270
Asya Katilim Bankasi AS	165,000	762,531
Dogan Yayin Holding AS (a)	122,112	429,758
Dogus Otomotiv Servis ve Ticaret AS	78,700	400,075
Enka Insaat ve Sanayi AS	126,627	1,341,445
Tupras-Turkiye Petrol Rafinerileri AS	44,200	785,638
Turkiye Garanti Bankasi AS	319,375	1,203,475
TOTAL TURKEY		6,131,553
Ukraine - 0.1%
Stirol sponsored ADR (a)	7,800	111,827
Ukrnafta Open JSC sponsored ADR	385	152,544
TOTAL UKRAINE		264,371
United Kingdom - 0.8%
Aricom PLC (a)	110,500	119,408
Hirco PLC (a)	21,000	172,466
Imperial Energy PLC (a)	24,500	348,267
Peter Hambro Mining PLC (a)	11,800	260,821
Sibir Energy PLC (a)	85,355	692,606
Unitech Corporate Parks PLC (a)	107,000	187,103
Victoria Oil & Gas PLC (a)	52,800	54,463
TOTAL UNITED KINGDOM		1,835,134
United States of America - 1.2%
Central European Distribution Corp. (a)	9,100	268,359
CTC Media, Inc. (f)	3,196	68,746
Common Stocks - continued
	Shares	Value
United States of America - continued
CTC Media, Inc.	63,900	$ 1,374,489
NII Holdings, Inc. (a)	15,000	1,107,000
TOTAL UNITED STATES OF AMERICA		2,818,594
TOTAL COMMON STOCKS (Cost $177,483,293)		220,806,000
Nonconvertible Preferred Stocks - 0.1%

Korea (South) - 0.1%
Samsung Electronics Co. Ltd. (Cost $121,831)	320	151,104
Investment Companies - 0.3%

Romania - 0.3%
SIF 1 Banat-Crisana Arad Fund	87,000	110,877
SIF 3 Transilvania Brasov Fund	208,500	248,167
SIF 4 Muntenia Bucuresti Fund	164,900	117,385
SIF 5 Oltenia Craiova Fund	72,400	98,089
TOTAL INVESTMENT COMPANIES (Cost $548,577)		574,518
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 5.35% (b)	7,674,533	7,674,533
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	635,900	635,900
TOTAL MONEY MARKET FUNDS (Cost $8,310,433)		8,310,433
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $186,464,134)		229,842,055
NET OTHER ASSETS - (1.0)%		(2,311,845)
NET ASSETS - 100%		$ 227,530,210
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,582,306 or 1.6% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,746 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 11,998
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 98,884
Fidelity Securities Lending Cash Central Fund	5,001
Total	$ 103,885
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $186,596,486. Net unrealized appreciation aggregated $43,245,569, of which $48,019,944 related to appreciated investment securities and $4,774,375 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813041.102

AEUR-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.9%
	Shares	Value
Argentina - 0.7%
Cresud S.A.C.I.F. y A. sponsored ADR	31,700	$ 588,986
Austria - 2.2%
Flughafen Wien AG	17,523	1,747,153
Bermuda - 0.8%
SeaDrill Ltd. (a)	40,500	666,860
Canada - 1.4%
European Goldfields Ltd. (a)	139,700	624,530
MagIndustries Corp. (a)	35,100	32,815
New Flyer Industries, Inc.	59,100	444,531
TOTAL CANADA		1,101,876
Finland - 1.0%
UPM-Kymmene Corp.	30,901	789,830
France - 11.4%
BIC SA	23,070	1,557,537
Compagnie Generale de Geophysique SA (a)	3,500	694,751
Eutelsat Communications	65,336	1,311,397
Icade SA	34,000	2,169,165
Renault SA	13,950	1,726,355
Sanofi-Aventis sponsored ADR	35,809	1,578,461
TOTAL FRANCE		9,037,666
Germany - 9.3%
E.ON AG	12,100	1,647,657
KarstadtQuelle AG (a)(d)	65,474	2,110,348
Lanxess AG (a)	38,600	1,995,267
RWE AG	15,200	1,584,874
TOTAL GERMANY		7,338,146
Italy - 2.1%
Intesa Sanpaolo Spa	220,100	1,661,249
Luxembourg - 4.3%
Acergy SA (a)	63,200	1,225,464
SES Global SA FDR (France) unit	124,100	2,159,306
TOTAL LUXEMBOURG		3,384,770
Netherlands - 8.9%
Koninklijke Philips Electronics NV	59,600	2,333,340
Koninklijke Wessanen NV	18,597	256,927
Nutreco Holding NV	24,817	1,709,446
Common Stocks - continued
	Shares	Value
Netherlands - continued
Reed Elsevier NV	97,600	$ 1,709,662
Tele Atlas NV (a)	51,222	1,058,149
TOTAL NETHERLANDS		7,067,524
Norway - 2.7%
Fred Olsen Energy ASA (a)	14,000	621,449
Petroleum Geo-Services ASA (a)	33,900	791,783
TGS Nopec Geophysical Co. ASA (a)	36,600	746,340
TOTAL NORWAY		2,159,572
Sweden - 5.5%
Assa Abloy AB (B Shares)	59,800	1,307,856
Atlas Copco AB (A Shares)	42,500	1,452,338
Investor AB (B Shares)	67,600	1,634,072
TOTAL SWEDEN		4,394,266
Switzerland - 12.5%
Actelion Ltd. (Reg.) (a)	11,977	2,912,997
Bellevue Group AG	4,220	300,617
Bucher Industries AG	10,322	1,236,565
Nestle SA (Reg.)	6,418	2,354,342
Pargesa Holding SA	14,491	1,569,397
Syngenta AG (Switzerland)	8,252	1,529,508
TOTAL SWITZERLAND		9,903,426
Turkey - 0.7%
Selcuk Ecza Deposu Tic AS	138,072	564,461
United Kingdom - 11.5%
Benfield Group PLC	283,500	1,921,673
GlaxoSmithKline PLC	60,300	1,632,020
Pearson PLC	101,543	1,600,043
Peter Hambro Mining PLC (a)	89,565	1,979,694
Tesco PLC	245,600	2,017,028
TOTAL UNITED KINGDOM		9,150,458
United States of America - 4.9%
NTL, Inc.	67,850	1,848,913
Synthes, Inc.	16,251	2,042,236
TOTAL UNITED STATES OF AMERICA		3,891,149
TOTAL COMMON STOCKS (Cost $52,888,256)		63,447,392
Nonconvertible Preferred Stocks - 2.5%
	Shares	Value
Italy - 2.5%
Istituto Finanziario Industriale Spa (IFI) (a) (Cost $1,185,767)	60,700	$ 1,976,251
Government Obligations - 8.9%
		Principal Amount
Austria - 1.5%
Austrian Republic 5.625% 7/15/07	EUR	900,000	1,181,226
Finland - 1.5%
Finnish Government 5% 7/4/07	EUR	900,000	1,178,059
France - 2.9%
French Government 2.25% 3/12/07	EUR	1,800,000	2,343,168
Germany - 1.5%
German Federal Republic 6% 7/4/07	EUR	900,000	1,182,986
Netherlands - 1.5%
Dutch Government 3% 7/15/07	EUR	900,000	1,167,807
TOTAL GOVERNMENT OBLIGATIONS (Cost $6,875,819)			7,053,246
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	6,827,122	6,827,122
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	1,726,020	1,726,020
TOTAL MONEY MARKET FUNDS (Cost $8,553,142)		8,553,142
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $69,502,984)		81,030,031
NET OTHER ASSETS - (2.1)%		(1,653,609)
NET ASSETS - 100%		$ 79,376,422
Currency Abbreviation
EUR - European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,368
Fidelity Securities Lending Cash Central Fund	28,970
Total	$ 85,338
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $69,675,217. Net unrealized appreciation aggregated $11,354,814, of which $11,865,164 related to appreciated investment securities and $510,350 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813039.102

AGLO-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Argentina - 2.3%
Cresud S.A.C.I.F. y A. sponsored ADR	28,000	$ 520,240
Inversiones y Representaciones SA sponsored GDR (a)	28,300	505,721
Pampa Holding SA (a)	164,900	126,973
Pampa Holding SA rights 2/9/07 (a)	164,900	2,122
TOTAL ARGENTINA		1,155,056
Austria - 0.7%
Flughafen Wien AG	3,450	343,987
Canada - 8.0%
Abitibi-Consolidated, Inc.	278,900	907,859
Aquiline Resources, Inc. (a)	9,200	58,644
Aquiline Resources, Inc. (a)(d)	22,100	126,785
Canadian Natural Resources Ltd.	17,600	880,150
Catalyst Paper Corp. (a)	133,400	443,306
NuVista Energy Ltd. (a)	19,000	212,834
ProEx Energy Ltd. (a)	22,200	260,943
Saskatchewan Wheat Pool, Inc. (a)	41,500	301,568
Saskatchewan Wheat Pool, Inc. subscription receipt 2/15/07 (a)(c)	35,400	243,702
Suncor Energy, Inc.	8,300	615,128
TOTAL CANADA		4,050,919
Cayman Islands - 3.4%
ACE Ltd.	8,400	485,352
GlobalSantaFe Corp.	13,400	777,334
Seagate Technology	17,420	471,908
TOTAL CAYMAN ISLANDS		1,734,594
Czech Republic - 0.9%
Philip Morris CR AS	870	447,193
France - 5.0%
Compagnie Generale de Geophysique SA (a)	2,000	397,000
Icade SA	7,000	446,593
Pernod Ricard SA	3,480	712,552
Renault SA	7,900	977,649
TOTAL FRANCE		2,533,794
Germany - 4.2%
E.ON AG	5,100	694,467
KarstadtQuelle AG (a)	17,500	564,057
Lanxess AG (a)	16,100	832,223
TOTAL GERMANY		2,090,747
Common Stocks - continued
	Shares	Value
Italy - 1.7%
Fiat Spa (a)	38,600	$ 838,103
Japan - 1.3%
Canon, Inc.	12,300	649,563
Luxembourg - 2.0%
SES SA FDR	59,259	1,015,643
Netherlands - 6.1%
CNH Global NV	23,000	779,930
Koninklijke Philips Electronics NV	21,000	822,150
Nutreco Holding NV	9,800	675,044
Reed Elsevier NV	45,400	795,273
TOTAL NETHERLANDS		3,072,397
Netherlands Antilles - 1.4%
Schlumberger Ltd. (NY Shares)	10,900	692,041
Philippines - 0.5%
DMCI Holdings, Inc.	906,000	133,604
Semirara Mining Corp.	353,000	130,138
TOTAL PHILIPPINES		263,742
South Africa - 1.8%
Gold Fields Ltd. sponsored ADR	55,100	930,639
Sweden - 0.6%
Atlas Copco AB (A Shares)	9,400	321,223
Switzerland - 2.7%
Actelion Ltd. (Reg.) (a)	2,863	696,328
Bucher Industries AG	560	67,087
Syngenta AG sponsored ADR	15,900	589,413
TOTAL SWITZERLAND		1,352,828
Turkey - 0.0%
Selcuk Ecza Deposu Tic AS	3,000	12,264
United Kingdom - 5.0%
Benfield Group PLC	132,100	895,425
Pearson PLC	50,300	792,592
Tesco PLC	100,400	824,551
TOTAL UNITED KINGDOM		2,512,568
United States of America - 51.5%
American Express Co.	8,200	477,404
Apollo Group, Inc. Class A (non-vtg.) (a)	11,500	499,100
Apple, Inc. (a)	6,000	514,380
Common Stocks - continued
	Shares	Value
United States of America - continued
Bank of America Corp.	15,300	$ 804,474
Best Buy Co., Inc.	16,900	851,760
Cogent Communications Group, Inc. (a)	13,700	287,700
Countrywide Financial Corp.	14,600	634,808
Crown Castle International Corp. (a)	10,900	383,244
Deere & Co.	10,000	1,002,800
Equinix, Inc. (a)	7,500	630,525
Fluor Corp.	7,000	578,200
Genentech, Inc. (a)	7,340	641,296
Google, Inc. Class A (sub. vtg.) (a)	2,800	1,403,640
Hewlett-Packard Co.	21,600	934,848
Hibbett Sporting Goods, Inc. (a)	11,600	372,476
Johnson & Johnson	11,900	794,920
KLA-Tencor Corp.	14,440	710,881
Landstar System, Inc.	10,600	448,274
Legg Mason, Inc.	4,700	492,795
McGraw-Hill Companies, Inc.	7,800	523,224
Merck & Co., Inc.	19,300	863,675
Microchip Technology, Inc.	10,100	351,076
Monsanto Co.	13,100	721,679
Newmont Mining Corp.	16,700	753,170
Noble Energy, Inc.	14,900	795,809
NTL, Inc.	28,600	779,350
Opsware, Inc. (a)	34,200	273,600
Praxair, Inc.	11,500	725,190
Sears Holdings Corp. (a)	5,500	971,575
Synthes, Inc.	7,686	965,887
The Chubb Corp.	17,400	905,496
The Walt Disney Co.	22,900	805,393
The Western Union Co.	25,500	569,670
TXU Corp.	7,200	389,376
Tyco International Ltd.	16,600	529,208
UnitedHealth Group, Inc.	7,620	398,221
Valero Energy Corp.	13,200	716,496
Volterra Semiconductor Corp. (a)	2,307	30,406
Vornado Realty Trust	4,100	501,635
Wells Fargo & Co.	25,000	898,000
TOTAL UNITED STATES OF AMERICA		25,931,661
TOTAL COMMON STOCKS (Cost $44,513,382)		49,948,962
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b) (Cost $362,174)	362,174	$ 362,174
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $44,875,556)		50,311,136
NET OTHER ASSETS - 0.2%		87,523
NET ASSETS - 100%		$ 50,398,659
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $243,702 or 0.5% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,785 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aquiline Resources, Inc.	10/31/06	$ 91,538
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,926
Fidelity Securities Lending Cash Central Fund	12,542
Total	$ 35,468
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $44,936,137. Net unrealized appreciation aggregated $5,374,999, of which $5,798,940 related to appreciated investment securities and $423,941 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813045.102

AICAP-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 4.2%
Cresud S.A.C.I.F. y A. sponsored ADR	444,500	$ 8,258,810
Inversiones y Representaciones SA sponsored GDR (a)(d)	489,400	8,745,578
Pampa Holding SA (a)	2,630,300	2,025,331
Pampa Holding SA rights 2/9/07 (a)	2,630,300	33,852
TOTAL ARGENTINA		19,063,571
Austria - 1.3%
Flughafen Wien AG	58,215	5,804,401
Canada - 15.0%
Abitibi-Consolidated, Inc.	4,696,100	15,286,472
Aquiline Resources, Inc. (a)	275,700	1,757,394
Aquiline Resources, Inc. (a)(f)	354,100	2,031,425
Canadian Natural Resources Ltd.	292,600	14,632,487
Catalyst Paper Corp. (a)	2,265,100	7,527,232
NuVista Energy Ltd. (a)	315,400	3,533,038
ProEx Energy Ltd. (a)	369,200	4,339,653
Saskatchewan Wheat Pool, Inc. (a)	657,400	4,777,129
Saskatchewan Wheat Pool, Inc. subscription receipt 2/15/07 (a)(e)	603,100	4,151,887
Suncor Energy, Inc.	137,900	10,220,024
TOTAL CANADA		68,256,741
Cayman Islands - 2.7%
GlobalSantaFe Corp.	212,600	12,332,926
Czech Republic - 1.6%
Philip Morris CR AS	13,875	7,131,949
France - 10.0%
Compagnie Generale de Geophysique SA (a)	35,700	7,086,457
Icade SA	150,700	9,614,507
Pernod Ricard SA	61,405	12,573,060
Renault SA	131,407	16,262,021
TOTAL FRANCE		45,536,045
Germany - 8.0%
E.ON AG	90,300	12,296,151
KarstadtQuelle AG (a)(d)	296,300	9,550,296
Lanxess AG (a)	282,900	14,623,345
TOTAL GERMANY		36,469,792
Italy - 3.2%
Fiat Spa (a)(d)	680,800	14,781,875
Japan - 2.3%
Canon, Inc.	201,700	10,651,777
Common Stocks - continued
	Shares	Value
Luxembourg - 3.8%
SES Global SA FDR unit	995,613	$ 17,063,859
Netherlands - 11.7%
CNH Global NV	393,000	13,326,630
Koninklijke Philips Electronics NV	349,100	13,667,265
Nutreco Holding NV	172,000	11,847,712
Reed Elsevier NV (d)	813,600	14,251,851
TOTAL NETHERLANDS		53,093,458
Philippines - 0.9%
DMCI Holdings, Inc.	13,864,000	2,044,461
Semirara Mining Corp.	5,645,000	2,081,106
TOTAL PHILIPPINES		4,125,567
South Africa - 4.0%
Gold Fields Ltd.	170,100	2,872,989
Gold Fields Ltd. sponsored ADR	902,400	15,241,536
TOTAL SOUTH AFRICA		18,114,525
Sweden - 1.2%
Atlas Copco AB (A Shares)	165,000	5,638,489
Switzerland - 3.8%
Actelion Ltd. (Reg.) (a)	25,188	6,126,127
Bucher Industries AG	10,280	1,231,534
Syngenta AG sponsored ADR	264,900	9,819,843
TOTAL SWITZERLAND		17,177,504
Turkey - 0.0%
Selcuk Ecza Deposu Tic AS	49,000	200,320
United Kingdom - 9.2%
Benfield Group PLC	1,984,700	13,453,066
Pearson PLC	886,600	13,970,418
Tesco PLC	1,766,000	14,503,549
TOTAL UNITED KINGDOM		41,927,033
United States of America - 15.6%
Deere & Co.	166,900	16,736,732
Monsanto Co.	217,700	11,993,093
Newmont Mining Corp.	277,600	12,519,760
Common Stocks - continued
	Shares	Value
United States of America - continued
NTL, Inc.	475,050	$ 12,945,113
Synthes, Inc.	135,484	17,026,050
TOTAL UNITED STATES OF AMERICA		71,220,748
TOTAL COMMON STOCKS (Cost $384,612,931)		448,590,580
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 5.35% (b)	6,371,592	6,371,592
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	27,761,766	27,761,766
TOTAL MONEY MARKET FUNDS (Cost $34,133,358)		34,133,358
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $418,746,289)		482,723,938
NET OTHER ASSETS - (6.0)%		(27,178,789)
NET ASSETS - 100%		$ 455,545,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,151,887 or 0.9% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,031,425 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aquiline Resources, Inc.	10/31/06	$ 1,466,677
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 211,769
Fidelity Securities Lending Cash Central Fund	203,066
Total	$ 414,835
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $419,006,815. Net unrealized appreciation aggregated $63,717,123, of which $66,557,019 related to appreciated investment securities and $2,839,896 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813049.102

AJAF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 24.1%
Auto Components - 4.1%
Bridgestone Corp.	48,600	$ 1,055,077
Denso Corp.	47,400	1,900,949
Musashi Seimitsu Industry Co. Ltd.	49,300	1,352,140
NHK Spring Co. Ltd.	110,000	1,153,002
		5,461,168
Automobiles - 5.3%
Toyota Motor Corp.	98,800	6,509,928
Yachiyo Industry Co. Ltd.	22,000	537,764
		7,047,692
Distributors - 0.3%
Sankyo Seiko Co. Ltd.	90,500	415,437
Diversified Consumer Services - 0.3%
Take & Give Needs Co. Ltd.	545	368,497
Hotels, Restaurants & Leisure - 2.0%
Aeon Fantasy Co. Ltd.	41,100	1,467,796
Kyoritsu Maintenance Co. Ltd. (a)	26,160	603,684
St. Marc Holdings Co. Ltd.	8,000	467,995
		2,539,475
Household Durables - 5.3%
Casio Computer Co. Ltd.	55,700	1,151,523
Chofu Seisakusho Co. Ltd.	48,000	988,358
Daiwa House Industry Co. Ltd.	78,000	1,318,474
Misawa Homes Holdings, Inc. (a)	50,500	1,249,057
Sony Corp.	32,600	1,510,358
Token Corp.	13,100	860,778
		7,078,548
Internet & Catalog Retail - 0.5%
Rakuten, Inc.	1,288	678,765
Leisure Equipment & Products - 2.2%
Aruze Corp.	37,200	1,211,385
Fujifilm Holdings Corp.	41,700	1,720,728
		2,932,113
Media - 0.2%
CyberAgent, Inc. (a)(d)	278	320,189
Multiline Retail - 0.4%
Daiei, Inc. (a)(d)	33,200	474,816
Specialty Retail - 2.8%
Alpen Co. Ltd.	23,100	574,222
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
DCM Japan Holdings Co. Ltd. (a)(d)	55,880	$ 519,512
EDION Corp.	60,000	844,181
Fujitsu Business Systems Ltd.	38,300	560,132
Workman Co. Ltd.	26,800	1,376,807
		3,874,854
Textiles, Apparel & Luxury Goods - 0.7%
Asics Corp.	81,000	933,596
TOTAL CONSUMER DISCRETIONARY		32,125,150
CONSUMER STAPLES - 8.4%
Beverages - 0.6%
Takara Holdings, Inc. (d)	122,000	787,488
Food & Staples Retailing - 4.2%
Aeon Co. Ltd.	35,800	778,680
Create SD Co. Ltd.	33,900	609,546
Daikokutenbussan Co. Ltd.	56,300	898,953
Itochushokuhin Co. Ltd. (a)	18,000	587,646
Kura Corp. Ltd.	204	461,466
UNY Co. Ltd.	68,000	886,871
Valor Co. Ltd.	89,400	1,126,713
		5,349,875
Food Products - 0.9%
Mitsui Sugar Co. Ltd.	151,000	504,230
Nissin Food Products Co. Ltd.	18,500	672,950
		1,177,180
Household Products - 0.9%
Uni-Charm Corp.	21,600	1,166,939
Personal Products - 1.8%
Kobayashi Pharmaceutical Co. Ltd.	21,500	823,052
Mandom Corp.	62,700	1,579,384
		2,402,436
TOTAL CONSUMER STAPLES		10,883,918
ENERGY - 2.6%
Energy Equipment & Services - 1.0%
Shinko Plantech Co. Ltd.	137,000	1,292,978
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.6%
AOC Holdings, Inc.	59,300	$ 953,242
Japan Petroleum Exploration Co. Ltd.	21,100	1,220,351
		2,173,593
TOTAL ENERGY		3,466,571
FINANCIALS - 23.6%
Capital Markets - 3.0%
Daiwa Securities Group, Inc.	112,000	1,369,781
E*TRADE Securities Co. Ltd.	796	1,147,649
Japan Asia Investment Co. Ltd.	106,000	713,196
Risa Partners, Inc.	150	742,014
		3,972,640
Commercial Banks - 8.0%
Chiba Bank Ltd.	95,000	855,657
Kansai Urban Banking Corp.	17,000	74,094
Mizuho Financial Group, Inc.	602	4,339,727
Sumitomo Mitsui Financial Group, Inc.	370	3,770,974
The Tokushima Bank Ltd.	63,000	400,389
Tokyo Tomin Bank Ltd.	32,100	1,247,454
		10,688,295
Consumer Finance - 1.7%
ORIX Corp.	5,600	1,605,502
SFCG Co. Ltd.	3,870	616,006
		2,221,508
Insurance - 2.6%
Aioi Insurance Co. Ltd.	215,000	1,494,676
T&D Holdings, Inc.	29,350	1,977,176
		3,471,852
Real Estate Investment Trusts - 1.5%
Japan Excellent, Inc.	101	719,725
Japan Logistics Fund, Inc.	125	1,191,117
Orix Jreit, Inc.	17	132,552
		2,043,394
Real Estate Management & Development - 6.1%
Aeon Mall Co. Ltd.	16,100	905,821
Keihanshin Real Estate Co. Ltd.	118,000	805,668
Leopalace21 Corp.	38,900	1,237,735
Mitsubishi Estate Co. Ltd.	79,000	2,258,359
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
NTT Urban Development Co.	530	$ 1,062,767
Sankei Building Co. Ltd.	48,600	440,152
Shoei Co.	36,400	1,001,351
Yasuragi Co. Ltd.	31,300	348,830
		8,060,683
Thrifts & Mortgage Finance - 0.7%
Atrium Co. Ltd.	28,900	926,735
TOTAL FINANCIALS		31,385,107
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.4%
Sysmex Corp.	15,200	576,841
Pharmaceuticals - 0.5%
Daiichi Sankyo Co. Ltd.	24,400	679,322
TOTAL HEALTH CARE		1,256,163
INDUSTRIALS - 15.3%
Commercial Services & Supplies - 0.6%
ARRK Corp.	58,000	834,304
Construction & Engineering - 1.4%
Commuture Corp.	139,000	1,051,556
Toenec Corp.	190,000	779,301
		1,830,857
Electrical Equipment - 1.0%
Sumitomo Electric Industries Ltd.	89,500	1,370,477
Machinery - 9.0%
Aida Engineering Ltd.	125,000	848,283
Fanuc Ltd.	17,300	1,598,335
Fuji Machine Manufacturing Co. Ltd.	45,900	886,166
Kato Works Co. Ltd.	291,000	1,388,872
Miyachi Corp.	66,100	1,251,510
Nabtesco Corp.	70,000	889,754
Nittoku Engineering Co. Ltd.	76,700	596,771
Organo Corp.	51,000	569,226
Sasakura Engineering Co. Ltd.	79,000	805,154
THK Co. Ltd.	25,900	626,656
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Torishima Pump Manufacturing Co. Ltd.	131,300	$ 1,115,155
Tsubakimoto Chain Co.	223,000	1,480,076
		12,055,958
Marine - 0.7%
Iino Kaiun Kaisha Ltd.	86,300	916,739
Road & Rail - 1.9%
Hamakyorex Co. Ltd.	86,600	2,554,551
Transportation Infrastructure - 0.7%
The Sumitomo Warehouse Co. Ltd.	115,000	901,438
TOTAL INDUSTRIALS		20,464,324
INFORMATION TECHNOLOGY - 14.2%
Electronic Equipment & Instruments - 6.4%
Nidec Corp.	12,300	869,362
Nidec Sankyo Corp.	67,000	511,861
Nippon Electric Glass Co. Ltd.	77,000	1,837,511
Optoelectronics Co. Ltd.	42,900	831,802
Origin Electric Co. Ltd.	161,000	1,073,912
Seikoh Giken Co. Ltd.	11,800	304,081
SFA Engineering Corp.	16,000	461,525
Shizuki Electric Co., Inc.	127,000	498,803
Sunx Ltd.	93,000	961,710
V Technology Co. Ltd. (d)	68	299,192
Yokogawa Electric Corp.	53,700	875,236
		8,524,995
Internet Software & Services - 1.0%
eAccess Ltd. (d)	1,297	810,323
Telewave, Inc. (d)	1,010	477,864
		1,288,187
IT Services - 0.7%
Saison Information Systems Co. Ltd.	45,600	487,040
TIS, Inc.	18,000	393,007
		880,047
Office Electronics - 3.8%
Canon, Inc.	68,800	3,633,328
Konica Minolta Holdings, Inc.	103,000	1,404,798
		5,038,126
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Axell Corp.	165	$ 475,784
Software - 1.9%
Atlus Co. Ltd. (a)	23,200	129,567
Nintendo Co. Ltd.	7,900	2,330,364
		2,459,931
TOTAL INFORMATION TECHNOLOGY		18,667,070
MATERIALS - 10.5%
Chemicals - 7.2%
C. Uyemura & Co. Ltd.	10,600	688,603
Ise Chemical Corp. (a)	127,000	1,149,140
JSR Corp.	51,400	1,222,339
Kuraray Co. Ltd.	90,000	1,084,310
Lintec Corp.	41,100	767,954
Nippon Parkerizing Co. Ltd.	64,000	1,124,249
The Nippon Synthetic Chemical Industry Co. Ltd.	188,000	778,887
Tohcello Co. Ltd.	86,000	983,386
Tokai Carbon Co. Ltd.	128,000	968,339
Ube Industries Ltd.	274,000	874,094
		9,641,301
Metals & Mining - 3.3%
Hitachi Metals Ltd.	109,000	1,253,611
Nippon Denko Co. Ltd. (d)	153,000	607,259
Sanyo Special Steel Co. Ltd.	78,000	516,402
Sumitomo Metal Industries Ltd.	465,000	1,972,739
		4,350,011
TOTAL MATERIALS		13,991,312
TOTAL COMMON STOCKS (Cost $129,879,134)		132,239,615
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	81,766	$ 81,766
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	3,417,329	3,417,329
TOTAL MONEY MARKET FUNDS (Cost $3,499,095)		3,499,095
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $133,378,229)		135,738,710
NET OTHER ASSETS - (2.3)%		(3,006,219)
NET ASSETS - 100%		$ 132,732,491
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,751
Fidelity Securities Lending Cash Central Fund	33,598
Total	$ 41,349
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $133,489,286. Net unrealized appreciation aggregated $2,249,424, of which $13,599,924 related to appreciated investment securities and $11,350,500 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Korea Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813048.102

AKOR-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 2.1%
Hyundai Mobis	8,980	$ 732,681
INZI Controls Co. Ltd.	70,820	443,800
		1,176,481
Automobiles - 0.7%
Hyundai Motor Co.	5,380	385,002
Diversified Consumer Services - 1.7%
YBM Sisa.com, Inc.	52,613	984,224
Household Durables - 3.0%
LG Electronics, Inc.	5,790	322,637
Woongjin Coway Co. Ltd.	51,630	1,351,596
		1,674,233
TOTAL CONSUMER DISCRETIONARY		4,219,940
CONSUMER STAPLES - 8.1%
Beverages - 1.3%
Lotte Chilsung Beverage Co. Ltd.	510	741,481
Food & Staples Retailing - 3.5%
Shinsegae Co. Ltd.	3,346	1,945,179
Household Products - 3.3%
LG Household & Health Care Ltd.	15,310	1,845,656
TOTAL CONSUMER STAPLES		4,532,316
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
SK Corp.	26,270	2,015,652
FINANCIALS - 18.1%
Capital Markets - 1.8%
Daewoo Securities Co. Ltd.	24,580	403,772
Korea Investment Holdings Co. Ltd.	13,310	578,204
		981,976
Commercial Banks - 14.5%
Industrial Bank of Korea	81,570	1,511,647
Kookmin Bank	41,060	3,271,034
Shinhan Financial Group Co. Ltd.	18,832	982,101
Woori Finance Holdings Co. Ltd.	99,750	2,342,597
		8,107,379
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.8%
Samsung Fire & Marine Insurance Co. Ltd.	6,110	$ 1,029,648
TOTAL FINANCIALS		10,119,003
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Hanmi Pharm Co. Ltd.	3,046	395,430
INDUSTRIALS - 24.8%
Construction & Engineering - 6.8%
Doosan Heavy Industries & Construction Co. Ltd.	9,590	456,939
Hyundai Engineering & Construction Co. Ltd. (a)	23,960	1,236,038
Kyeryong Construction Industrial Co. Ltd.	29,340	1,179,865
Samsung Engineering Co. Ltd.	20,730	943,677
		3,816,519
Electrical Equipment - 1.1%
LS Industrial Systems Ltd.	18,350	595,557
Industrial Conglomerates - 3.5%
Orion Corp.	2,280	601,227
Samsung Techwin Co. Ltd.	45,270	1,378,431
		1,979,658
Machinery - 12.6%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	38,270	1,115,084
Doosan Infracore Co. Ltd.	92,190	1,892,262
Hyundai Heavy Industries Co. Ltd.	4,910	709,580
Hyundai Mipo Dockyard Co. Ltd.	13,370	1,674,083
Taewoong Co. Ltd.	54,025	1,658,318
		7,049,327
Trading Companies & Distributors - 0.8%
Daewoo International Corp.	11,570	433,433
TOTAL INDUSTRIALS		13,874,494
INFORMATION TECHNOLOGY - 24.5%
Electronic Equipment & Instruments - 3.4%
LG.Philips LCD Co. Ltd. (a)	19,210	539,250
Samsung Electro-Mechanics Co. Ltd.	21,690	796,516
SFA Engineering Corp.	19,034	549,041
		1,884,807
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.3%
NHN Corp.	18,079	$ 2,393,911
Semiconductors & Semiconductor Equipment - 16.8%
Hynix Semiconductor, Inc. (a)	69,840	2,340,680
PSK, Inc.	31,903	590,791
Samsung Electronics Co. Ltd.	9,524	5,897,787
Simm Tech Co. Ltd.	60,678	573,580
		9,402,838
TOTAL INFORMATION TECHNOLOGY		13,681,556
MATERIALS - 6.2%
Chemicals - 0.8%
LG Petrochemical Co. Ltd.	13,820	434,815
Metals & Mining - 5.4%
POSCO	8,650	3,040,351
TOTAL MATERIALS		3,475,166
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.2%
LG Dacom Corp.	29,650	668,661
Wireless Telecommunication Services - 3.7%
LG Telecom Ltd. (a)	132,002	1,372,303
SK Telecom Co. Ltd.	3,170	676,557
		2,048,860
TOTAL TELECOMMUNICATION SERVICES		2,717,521
UTILITIES - 0.9%
Electric Utilities - 0.9%
Korea Electric Power Corp.	11,370	517,355
TOTAL COMMON STOCKS (Cost $43,722,643)		55,548,433
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b) (Cost $304,539)	304,539	$ 304,539
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $44,027,182)		55,852,972
NET OTHER ASSETS - 0.2%		97,157
NET ASSETS - 100%		$ 55,950,129
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,342
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $44,085,779. Net unrealized appreciation aggregated $11,767,193, of which $13,470,206 related to appreciated investment securities and $1,703,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813051.102

ALAF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Bermuda - 0.3%
Dufry South America Ltd. unit (a)	27,082	$ 432,231
Brazil - 58.7%
AES Tiete SA (PN) (non-vtg.)	20,236,300	611,171
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	48,904	2,708,793
Banco Bradesco SA:
(PN)	64,728	2,629,894
(PN) sponsored ADR (non-vtg.)	125,600	5,104,384
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	119,490	4,432,952
sponsored ADR (non-vtg.)	98,700	3,648,939
Banco Nossa Caixa SA	38,600	876,839
Brascan Residential Properties SA	81,200	630,776
Centrais Electricas Brasileiras SA (Electrobras) (PN-B)	14,300,000	321,944
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	41,400	2,141,622
sponsored ADR	2,860	131,131
Companhia de Saneamento de Minas Gerais	59,400	665,298
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	34,400	1,112,840
Companhia Vale do Rio Doce:
(PN-A)	23,900	670,962
(PN-A) sponsored ADR (non-vtg.)	204,500	5,875,285
sponsored ADR	128,800	4,370,184
Cosan SA Industria E Comercio (a)	26,400	501,514
Diagnosticos da America SA (a)	31,000	620,423
Duratex SA (PN)	105,900	2,005,272
Eletropaulo Metropolitana SA (PN-B) (a)	12,460,000	610,080
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	47,500	1,926,125
Gafisa SA (a)	55,800	803,879
Gol Linhas Aereas Inteligentes SA sponsored ADR	35,400	1,065,894
Localiza Rent a Car SA	43,200	1,311,834
Lojas Americanas SA	3,200,000	187,581
Lojas Renner SA	89,100	1,250,055
LPS Brasil Consultoria de Imoveis SA	12,000	136,155
Medial Saude SA	82,900	936,701
Natura Cosmeticos SA	48,800	659,841
Petroleo Brasileiro SA Petrobras:
(ON)	8,300	203,158
(PN) (non-vtg.)	136,700	3,004,240
(PN) sponsored ADR (non-vtg.)	93,100	8,257,970
sponsored ADR	89,000	8,746,920
Profarma Distribuidora de Produtos Farmaceuticos SA	22,000	372,873
Common Stocks - continued
	Shares	Value
Brazil - continued
Sao Carlos Empreen E Part SA	44,800	$ 379,230
Submarino SA	85,000	2,579,153
TAM SA:
(PN) (ltd.-vtg.)	119,400	3,870,290
(PN) sponsored ADR (ltd. vtg.)	66,300	2,163,369
Terna Participacoes SA unit	43,800	489,748
TIM Participacoes SA	78,300,000	263,574
TIM Participacoes SA sponsored ADR (non-vtg.)	15,500	518,165
Totvs SA	41,000	945,835
Tractebel Energia SA	79,900	685,755
Uniao de Bancos Brasileiros SA (Unibanco):
unit	16,600	155,055
GDR	77,500	7,349,325
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	61,400	2,314,009
Vivo Participacoes SA:
(PN)	103,000	392,302
(PN) sponsored ADR	543,300	2,069,973
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	3,980	71,859
sponsored ADR (non-vtg.)	218,750	3,948,438
TOTAL BRAZIL		96,729,609
Canada - 0.2%
Eldorado Gold Corp. (a)	72,000	411,219
Cayman Islands - 0.2%
Apex Silver Mines Ltd. (a)	28,400	393,908
Chile - 6.6%
Compania Acero del Pacifico SA	170,797	2,492,129
Empresa Nacional de Electricidad SA sponsored ADR	38,200	1,482,160
Enersis SA sponsored ADR	72,225	1,138,266
Inversiones Aguas Metropolitanas SA ADR (c)	66,700	1,518,972
Lan Airlines SA sponsored ADR	58,900	3,656,512
Masisa SA	1,448,319	334,933
Vina Concha y Toro SA sponsored ADR	9,385	337,860
TOTAL CHILE		10,960,832
Mexico - 29.9%
Alsea SAB de CV	121,600	734,974
America Movil SA de CV Series L sponsored ADR	382,600	16,972,135
AXTEL SAB de CV unit (a)	283,518	973,664
Cemex SA de CV sponsored ADR	181,034	6,404,983
Common Stocks - continued
	Shares	Value
Mexico - continued
Corporacion Geo SA de CV Series B (a)	355,800	$ 1,887,003
Fomento Economico Mexicano SA de CV sponsored ADR	44,421	5,333,629
Gruma SA de CV Series B	56,200	170,021
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	55,700	2,253,622
Grupo Modelo SA de CV Series C	39,600	215,527
Grupo Televisa SA de CV	62,800	370,844
Grupo Televisa SA de CV (CPO) sponsored ADR	179,956	5,301,504
Industrias Penoles SA de CV	107,000	1,016,719
Telefonos de Mexico SA de CV Series L sponsored ADR	31,102	954,831
Urbi, Desarrollos Urbanos, SA de CV (a)	374,800	1,335,171
Wal-Mart de Mexico SA de CV Series V	1,202,090	5,334,271
TOTAL MEXICO		49,258,898
Panama - 0.2%
Copa Holdings SA Class A	6,500	364,325
United States of America - 0.6%
Newmont Mining Corp.	22,000	992,200
TOTAL COMMON STOCKS (Cost $109,192,611)		159,543,222
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 5.35% (b) (Cost $4,416,663)	4,416,663	4,416,663
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $113,609,274)		163,959,885
NET OTHER ASSETS - 0.6%		961,485
NET ASSETS - 100%		$ 164,921,370
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,518,972 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,117
Fidelity Securities Lending Cash Central Fund	2,702
Total	$ 60,819
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $114,399,017. Net unrealized appreciation aggregated $49,560,868, of which $50,261,239 related to appreciated investment securities and $700,371 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813050.102

OS-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
Australia - 5.1%
Aristocrat Leisure Ltd.	389,500	$ 4,872
Australian Wealth Management Ltd.	890,800	1,930
Babcock & Brown Japan Property Trust	1,065,300	1,712
BHP Billiton Ltd.	205,400	4,210
Computershare Ltd.	691,500	4,918
CSL Ltd.	175,100	9,440
Energy Resources of Australia Ltd.	87,300	1,409
JB Hi-Fi Ltd.	265,500	1,371
Macquarie Bank Ltd.	64,200	4,037
McGuigan Simeon Wines Ltd.	614,691	1,737
National Australia Bank Ltd.	458,600	14,405
Rio Tinto Ltd.	30,300	1,802
Seek Ltd.	291,100	1,420
Silex Systems Ltd. (a)	460,500	2,464
Westfield Group unit	310,300	5,376
WorleyParsons Ltd.	79,400	1,326
TOTAL AUSTRALIA		62,429
Austria - 0.4%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	44,500	2,152
OMV AG	61,700	3,303
TOTAL AUSTRIA		5,455
Belgium - 0.6%
InBev SA	76,100	4,897
KBC Groupe SA	20,500	2,585
TOTAL BELGIUM		7,482
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	75,600	1,974
Clear Media Ltd. (a)	92,000	113
Dufry South America Ltd. unit (a)	11,552	184
TOTAL BERMUDA		2,271
Brazil - 0.2%
Vivo Participacoes SA (PN) sponsored ADR	723,700	2,757
Canada - 0.6%
Cameco Corp.	172,200	6,560
Talisman Energy, Inc.	77,500	1,365
TOTAL CANADA		7,925
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 0.4%
Foxconn International Holdings Ltd. (a)	1,383,000	$ 4,136
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	14,500	280
TOTAL CAYMAN ISLANDS		4,416
China - 0.1%
China Coal Energy Co. Ltd. (H Shares)	198,000	150
China Merchants Bank Co. Ltd. (H Shares) (a)	81,000	175
Global Bio-Chem Technology Group Co. Ltd.	1,940,000	562
TOTAL CHINA		887
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	135,600	5,783
Denmark - 0.9%
Novozymes AS Series B	48,400	4,179
Vestas Wind Systems AS (a)	141,600	6,250
TOTAL DENMARK		10,429
Finland - 1.1%
Fortum Oyj	81,000	2,230
Neste Oil Oyj	107,000	3,259
Nokia Corp.	272,450	6,021
UPM-Kymmene Corp. sponsored ADR	92,800	2,372
TOTAL FINLAND		13,882
France - 12.2%
Aeroports de Paris (a)	29,600	2,484
Air France KLM (Reg.)	71,300	3,208
Alstom SA (a)	101,200	12,359
AXA SA	144,873	6,153
BNP Paribas SA	79,481	8,862
Cap Gemini SA	123,500	7,839
Carrefour SA	42,400	2,443
CNP Assurances	40,600	4,649
Electricite de France	66,600	4,640
Financiere Marc de Lacharriere SA (Fimalac) (d)	41,600	3,904
Gaz de France	52,700	2,266
Groupe Danone	47,300	7,287
L'Air Liquide SA	28,740	6,694
L'Oreal SA	68,434	7,234
Michelin SA (Compagnie Generale des Etablissements) Series B	33,300	3,047
Neopost SA	27,800	3,576
Common Stocks - continued
	Shares	Value (000s)
France - continued
Peugeot Citroen SA	55,000	$ 3,616
Pinault Printemps-Redoute SA	28,600	4,220
Publicis Groupe SA	71,700	3,079
Remy Cointreau SA	44,200	2,875
Sanofi-Aventis sponsored ADR	93,000	4,099
Societe Generale Series A	30,570	5,399
Sodexho Alliance SA (d)	26,700	1,864
Suez SA (France)	49,100	2,407
Total SA Series B	101,488	6,906
Veolia Environnement	168,900	11,832
Vinci SA	64,400	8,847
Vivendi Universal SA	166,500	6,853
TOTAL FRANCE		148,642
Germany - 10.7%
Aareal Bank AG (a)	63,730	3,025
Allianz AG (Reg.)	53,000	10,669
BASF AG	12,900	1,248
Bayer AG	45,800	2,710
Beiersdorf AG	114,700	7,706
Commerzbank AG	103,200	4,362
Deutsche Postbank AG	35,800	3,080
Deutz AG (a)(d)	393,500	6,077
E.ON AG	119,079	16,215
ESCADA AG (a)	95,388	4,196
GFK AG	62,893	2,971
Hugo Boss AG	90,300	5,084
KarstadtQuelle AG (a)(d)	156,400	5,041
Lanxess AG (a)	91,100	4,709
Merck KGaA	12,100	1,411
Metro AG	74,800	5,119
MLP AG	162,000	3,621
MPC Muenchmeyer Petersen Capital AG	22,800	2,012
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	22,700	3,580
Puma AG	13,300	4,831
Q-Cells AG	34,000	1,759
RWE AG	23,000	2,398
SAP AG sponsored ADR	34,300	1,589
SGL Carbon AG (a)	241,400	6,063
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Siemens AG sponsored ADR (d)	137,600	$ 15,236
Wincor Nixdorf AG	37,000	5,871
TOTAL GERMANY		130,583
Greece - 0.9%
Alpha Bank AE	188,200	6,054
Bank of Piraeus	137,925	4,947
TOTAL GREECE		11,001
Hong Kong - 0.5%
China Overseas Land & Investment Ltd.	1,584,000	1,751
China Unicom Ltd.	1,960,000	2,658
Dynasty Fine Wines Group Ltd.	4,444,000	1,930
TOTAL HONG KONG		6,339
India - 0.4%
Infosys Technologies Ltd. sponsored ADR	46,600	2,703
Satyam Computer Services Ltd. sponsored ADR	85,100	1,981
TOTAL INDIA		4,684
Ireland - 1.2%
Allied Irish Banks PLC	261,000	7,578
Irish Life & Permanent PLC	263,500	7,075
TOTAL IRELAND		14,653
Israel - 0.7%
ECI Telecom Ltd. (a)	576,100	4,908
Mizrahi Tefahot Bank Ltd.	238,100	1,627
Vizrt Ltd. (a)	110,900	1,717
TOTAL ISRAEL		8,252
Italy - 3.5%
Azimut Holdings Spa	211,200	2,953
Banche Popolari Unite SCpA	181,200	5,130
ENI Spa (d)	300,991	9,702
Intesa Sanpaolo Spa	910,100	6,869
Lottomatica Spa	56,000	2,283
MARR Spa	122,400	1,155
Pirelli & C. Real Estate Spa	31,800	2,315
Unicredito Italiano Spa	1,296,600	11,998
TOTAL ITALY		42,405
Common Stocks - continued
	Shares	Value (000s)
Japan - 16.6%
Aeon Fantasy Co. Ltd.	34,800	$ 1,243
Canon, Inc.	183,200	9,675
Capcom Co. Ltd. (a)	97,800	1,848
Daiwa Securities Group, Inc.	800,700	9,793
Fujitsu Ltd.	684,000	5,129
Hoya Corp.	82,400	2,991
Japan Tobacco, Inc.	704	3,383
KDDI Corp.	324	2,293
Leopalace21 Corp.	42,500	1,352
Millea Holdings, Inc.	111,000	3,964
Mitsubishi Estate Co. Ltd.	422,000	12,064
Mitsubishi UFJ Financial Group, Inc.	438	5,322
Mitsui Fudosan Co. Ltd.	160,000	4,150
Mizuho Financial Group, Inc.	1,736	12,515
Murata Manufacturing Co. Ltd. (a)	60,300	4,267
Nafco Co. Ltd.	66,400	1,761
New City Residence Investment Corp.	269	1,320
Nidec Corp.	56,900	4,022
Nintendo Co. Ltd.	64,300	18,967
NSK Ltd.	703,000	6,437
NTT DoCoMo, Inc. (a)	1,943	2,949
Organo Corp.	116,000	1,295
ORIX Corp.	30,060	8,618
Point, Inc. (d)	35,500	2,133
Sankei Building Co. Ltd.	8,100	73
Sompo Japan Insurance, Inc.	198,700	2,522
Sony Corp. sponsored ADR	70,700	3,276
St. Marc Holdings Co. Ltd.	5,200	304
Stanley Electric Co. Ltd.	129,100	2,664
Sumco Corp.	85,500	3,089
Sumitomo Forestry Co. Ltd.	216,000	2,398
Sumitomo Mitsui Financial Group, Inc.	1,047	10,671
Sumitomo Trust & Banking Co. Ltd.	585,400	6,262
T&D Holdings, Inc.	125,050	8,424
Tokuyama Corp.	174,000	2,790
Toyota Motor Corp.	386,300	25,454
USS Co. Ltd.	69,900	4,599
Xebio Co. Ltd.	12,700	383
Yamaguchi Financial Group, Inc. (a)	44,000	534
Yamaha Motor Co. Ltd.	59,600	1,847
TOTAL JAPAN		202,781
Common Stocks - continued
	Shares	Value (000s)
Kazakhstan - 0.0%
JSC Halyk Bank of Kazakhstan GDR (a)(e)	20,500	$ 484
Luxembourg - 0.3%
SES Global SA FDR unit	213,304	3,656
Malaysia - 0.2%
Gamuda BHD	1,422,300	2,885
Netherlands - 2.8%
ABN-AMRO Holding NV	82,100	2,639
Arcelor Mittal	26,600	1,265
Arcelor Mittal	40,200	1,868
Heineken NV (Bearer)	74,500	3,774
IHC Caland NV	185,400	6,534
ING Groep NV (Certificaten Van Aandelen)	83,246	3,668
Koninklijke Numico NV	95,800	5,082
Koninklijke Philips Electronics NV (NY Shares)	230,200	9,012
TOTAL NETHERLANDS		33,842
Norway - 2.2%
Acta Holding ASA	459,400	2,555
Aker Kvaerner ASA	58,200	6,575
DnB Nor ASA	257,100	3,860
PAN Fish ASA (a)	2,575,000	2,756
Schibsted ASA (B Shares)	93,900	3,912
Statoil ASA	98,400	2,625
Telenor ASA sponsored ADR	73,000	4,479
TOTAL NORWAY		26,762
Oman - 0.1%
BankMuscat SAOG sponsored GDR	103,600	1,331
Singapore - 0.2%
Singapore Exchange Ltd.	457,000	2,009
South Africa - 0.8%
African Bank Investments Ltd.	430,000	1,727
Growthpoint Properties Ltd.	1,360,400	2,581
Impala Platinum Holdings Ltd.	66,900	1,923
JSE Ltd.	303,700	2,166
Sasol Ltd. sponsored ADR	44,100	1,502
TOTAL SOUTH AFRICA		9,899
Spain - 3.4%
Altadis SA (Spain)	93,700	5,030
Banco Bilbao Vizcaya Argentaria SA	504,100	12,643
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Banco Pastor SA	152,800	$ 3,184
Banco Santander Central Hispano SA sponsored ADR	498,600	9,409
Gestevision Telecinco SA	1,700	46
Telefonica SA	528,948	11,626
TOTAL SPAIN		41,938
Sweden - 1.2%
Modern Times Group AB (MTG) (B Shares)	83,150	5,258
Scania AB (B Shares)	81,100	5,811
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	87,600	3,486
TOTAL SWEDEN		14,555
Switzerland - 8.3%
ABB Ltd.:
(Reg.)	806,920	14,273
sponsored ADR	116,300	2,071
Compagnie Financiere Richemont unit	108,914	6,077
Credit Suisse Group (Reg.)	48,117	3,420
EFG International (a)	65,970	2,294
Nestle SA (Reg.)	29,861	10,954
Nobel Biocare Holding AG (Switzerland)	20,488	6,783
Novartis AG (Reg.)	123,477	7,123
Roche Holding AG (participation certificate)	95,220	17,892
Schindler Holding AG (Reg.)	45,214	2,908
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	6,384	7,001
Sulzer AG (Reg.)	3,135	4,439
Swisscom AG (Reg.)	7,916	2,956
UBS AG (Reg.)	205,494	12,948
TOTAL SWITZERLAND		101,139
Taiwan - 0.2%
Shin Kong Financial Holding Co. Ltd.	1,835,000	1,839
United Kingdom - 19.7%
Aegis Group PLC	1,016,600	2,816
Amvescap PLC	318,500	3,798
Anglo American PLC (United Kingdom)	124,900	5,801
AstraZeneca PLC (United Kingdom)	123,700	6,921
BAE Systems PLC	853,500	7,005
Barclays PLC	295,600	4,359
Benfield Group PLC	463,100	3,139
BG Group PLC	600,500	7,887
BHP Billiton PLC	278,202	5,182
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BlueBay Asset Management	161,200	$ 1,235
BP PLC	1,542,008	16,322
British Land Co. PLC	95,500	2,944
BT Group PLC	103,000	629
BT Group PLC sponsored ADR (d)	40,300	2,460
Burberry Group PLC	251,500	3,254
Cable & Wireless PLC	1,068,000	3,515
Clipper Windpower PLC (a)	104,800	1,197
Diageo PLC	470,900	9,268
GlaxoSmithKline PLC	452,600	12,250
Gyrus Group PLC (a)	425,700	3,410
HBOS plc	190,500	4,158
HSBC Holdings PLC (United Kingdom) (Reg.)	305,667	5,614
Imperial Tobacco Group PLC sponsored ADR	4,300	350
Informa PLC	345,800	3,795
International Power PLC	601,800	4,260
Intertek Group PLC	71,600	1,206
Jardine Lloyd Thompson Group PLC	687,500	5,329
Lloyds TSB Group PLC	8,700	99
M&C Saatchi	591,000	1,806
Man Group plc	1,021,982	10,737
Mothercare PLC	343,093	2,444
Prudential PLC	633,600	8,540
Reed Elsevier PLC	973,100	11,108
Reuters Group PLC	1,511,600	12,815
Rio Tinto PLC (Reg.)	52,918	2,860
Royal Bank of Scotland Group PLC	184,800	7,425
Royal Dutch Shell PLC:
Class A sponsored ADR	120,000	8,190
Class B	65,800	2,228
Taylor Nelson Sofres PLC	1,330,900	5,812
Tesco PLC	1,778,500	14,606
The Weir Group PLC	391,500	4,392
Vodafone Group PLC	5,652,669	16,613
Xstrata PLC	50,266	2,343
TOTAL UNITED KINGDOM		240,122
Common Stocks - continued
	Shares	Value (000s)
United States of America - 0.8%
Estee Lauder Companies, Inc. Class A	153,800	$ 7,306
Merck & Co., Inc.	41,300	1,848
TOTAL UNITED STATES OF AMERICA		9,154
TOTAL COMMON STOCKS (Cost $956,860)		1,182,671
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Porsche AG (non-vtg.) (Cost $2,858)	2,549	3,220
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 5.35% (b)	39,565,158	39,565
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	29,337,470	29,337
TOTAL MONEY MARKET FUNDS (Cost $68,902)		68,902
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,028,620)		1,254,793
NET OTHER ASSETS - (2.9)%		(35,890)
NET ASSETS - 100%		$ 1,218,903
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $484,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 568
Fidelity Securities Lending Cash Central Fund	98
Total	$ 666
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,034,414,000. Net unrealized appreciation aggregated $220,379,000, of which $233,919,000 related to appreciated investment securities and $13,540,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813052.102

AVLF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 0.2%
Renault SA	1,500	$ 185,630
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	16,300	707,420
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	8,800	390,280
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	900	14,256
D.R. Horton, Inc.	7,200	209,232
KB Home	6,200	336,164
M.D.C. Holdings, Inc. (d)	8,100	471,987
Sony Corp. sponsored ADR	5,500	254,815
		1,286,454
Leisure Equipment & Products - 0.6%
Brunswick Corp.	5,400	184,194
Eastman Kodak Co.	12,300	318,078
		502,272
Media - 1.4%
Comcast Corp. Class A (a)	8,700	385,584
Live Nation, Inc. (a)	2,100	51,828
Time Warner, Inc.	38,200	835,434
		1,272,846
Multiline Retail - 1.3%
Federated Department Stores, Inc.	13,300	551,817
Saks, Inc.	8,400	157,584
Sears Holdings Corp. (a)	2,100	370,965
Tuesday Morning Corp.	5,600	93,296
		1,173,662
Specialty Retail - 1.6%
Best Buy Co., Inc.	4,250	214,200
Home Depot, Inc.	8,450	344,253
OfficeMax, Inc.	3,500	169,015
Staples, Inc.	7,600	195,472
TJX Companies, Inc.	4,700	138,979
Williams-Sonoma, Inc.	8,900	311,500
		1,373,419
TOTAL CONSUMER DISCRETIONARY		6,891,983
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.3%
Beverages - 1.0%
Diageo PLC sponsored ADR	5,000	$ 393,650
PepsiAmericas, Inc.	7,300	160,965
The Coca-Cola Co.	6,900	330,372
		884,987
Food & Staples Retailing - 1.6%
Kroger Co.	18,900	483,840
Rite Aid Corp.	44,000	271,040
Wal-Mart Stores, Inc.	13,400	639,046
		1,393,926
Food Products - 1.6%
Cermaq ASA	13,600	220,119
Chiquita Brands International, Inc.	8,700	138,069
Nestle SA (Reg.)	1,685	618,116
PAN Fish ASA (a)	225,000	240,856
Tyson Foods, Inc. Class A	12,100	214,775
		1,431,935
Household Products - 0.7%
Colgate-Palmolive Co.	8,800	601,040
Personal Products - 0.8%
Avon Products, Inc.	21,200	729,068
Tobacco - 1.6%
Altria Group, Inc.	10,130	885,261
British American Tobacco PLC sponsored ADR	8,700	532,005
		1,417,266
TOTAL CONSUMER STAPLES		6,458,222
ENERGY - 15.4%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	11,000	759,330
GlobalSantaFe Corp.	15,250	884,653
Nabors Industries Ltd. (a)	11,400	345,192
National Oilwell Varco, Inc. (a)	18,682	1,132,876
Noble Corp.	5,500	412,225
Pride International, Inc. (a)	7,300	210,313
Smith International, Inc.	22,600	896,768
Transocean, Inc. (a)	7,100	549,327
		5,190,684
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 9.5%
Apache Corp.	2,900	$ 211,613
Chesapeake Energy Corp.	9,400	278,334
ConocoPhillips	23,500	1,560,635
CONSOL Energy, Inc.	11,100	382,173
EOG Resources, Inc.	11,200	774,256
Exxon Mobil Corp.	21,470	1,590,927
Noble Energy, Inc.	7,400	395,234
OAO Gazprom sponsored ADR	3,800	164,350
Occidental Petroleum Corp.	12,400	574,864
Quicksilver Resources, Inc. (a)	10,050	398,583
SK Corp.	2,220	170,337
Spectra Energy Corp.	8,800	229,856
Ultra Petroleum Corp. (a)	16,000	835,200
Uramin, Inc. (a)	46,300	166,471
Valero Energy Corp.	12,300	667,644
		8,400,477
TOTAL ENERGY		13,591,161
FINANCIALS - 32.0%
Capital Markets - 4.2%
Charles Schwab Corp.	9,400	177,848
E*TRADE Financial Corp.	8,600	209,668
Investors Financial Services Corp.	11,900	556,563
KKR Private Equity Investors, LP	18,283	429,651
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,300	30,550
Merrill Lynch & Co., Inc.	8,900	832,684
Morgan Stanley	9,250	765,808
Nomura Holdings, Inc.	10,000	203,900
State Street Corp.	4,000	284,200
UBS AG (NY Shares)	3,700	233,137
		3,724,009
Commercial Banks - 6.5%
Banco Bilbao Vizcaya Argentaria SA	12,700	318,516
Bank Hapoalim BM (Reg.)	30,800	142,868
Colonial Bancgroup, Inc.	8,900	218,406
Commerce Bancorp, Inc., New Jersey	8,700	293,886
East West Bancorp, Inc.	4,800	184,320
HSBC Holdings PLC sponsored ADR (d)	5,700	523,431
Kookmin Bank sponsored ADR	2,500	198,825
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Mizuho Financial Group, Inc.	26	$ 187,430
U.S. Bancorp, Delaware	31,900	1,135,640
Unicredito Italiano Spa	36,300	335,912
Wachovia Corp.	38,954	2,200,901
		5,740,135
Diversified Financial Services - 6.4%
Bank of America Corp.	62,692	3,296,345
JPMorgan Chase & Co.	46,140	2,349,910
		5,646,255
Insurance - 9.6%
ACE Ltd.	15,500	895,590
AFLAC, Inc.	7,300	347,553
American International Group, Inc.	42,990	2,942,666
Axis Capital Holdings Ltd.	8,700	286,665
Everest Re Group Ltd.	5,000	468,000
Hartford Financial Services Group, Inc.	8,850	839,954
IPC Holdings Ltd.	16,700	491,815
Max Re Capital Ltd.	16,500	396,000
Montpelier Re Holdings Ltd.	14,800	257,964
Platinum Underwriters Holdings Ltd.	17,200	513,420
The Chubb Corp.	6,300	327,852
The St. Paul Travelers Companies, Inc.	14,000	711,900
		8,479,379
Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	12,500	172,250
Equity Residential (SBI)	12,100	680,988
General Growth Properties, Inc.	12,450	765,924
		1,619,162
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	14,000	400,215
Thrifts & Mortgage Finance - 3.1%
Countrywide Financial Corp.	11,500	500,020
Fannie Mae	22,160	1,252,705
Hudson City Bancorp, Inc.	10,800	148,716
IndyMac Bancorp, Inc.	6,800	264,452
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc.	5,800	$ 349,276
Washington Mutual, Inc.	5,400	240,786
		2,755,955
TOTAL FINANCIALS		28,365,110
HEALTH CARE - 7.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	3,400	239,258
Biogen Idec, Inc. (a)	2,400	116,016
Cephalon, Inc. (a)	3,200	231,712
		586,986
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	8,140	404,232
Becton, Dickinson & Co.	3,500	269,290
Inverness Medical Innovations, Inc. (a)	3,200	131,904
		805,426
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc.	7,400	355,200
UnitedHealth Group, Inc.	5,450	284,817
		640,017
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	6,150	294,278
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	11,400	328,206
Johnson & Johnson	6,100	407,480
Merck & Co., Inc.	30,800	1,378,300
Pfizer, Inc.	68,200	1,789,568
Wyeth	6,850	338,459
		4,242,013
TOTAL HEALTH CARE		6,568,720
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.9%
General Dynamics Corp.	9,700	758,055
Hexcel Corp. (a)	9,300	178,932
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	31,740	$ 1,450,201
Raytheon Co.	2,900	150,510
		2,537,698
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	5,900	426,452
Airlines - 0.2%
AirTran Holdings, Inc. (a)	19,300	213,651
Building Products - 0.3%
Masco Corp.	8,950	286,311
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc.	16,800	214,872
Cintas Corp.	5,600	230,440
The Brink's Co.	3,050	189,558
		634,870
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV (NY Shares)	3,200	95,104
Fluor Corp.	3,750	309,750
		404,854
Electrical Equipment - 0.3%
SolarWorld AG	3,500	271,788
Industrial Conglomerates - 4.1%
General Electric Co.	79,980	2,883,279
Textron, Inc.	1,500	139,755
Tyco International Ltd.	17,600	561,088
		3,584,122
Machinery - 0.9%
Deere & Co.	1,750	175,490
Dover Corp.	7,000	347,200
Oshkosh Truck Co.	5,200	274,560
		797,250
Road & Rail - 0.2%
CSX Corp.	5,300	194,987
TOTAL INDUSTRIALS		9,351,983
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.3%
Comverse Technology, Inc. (a)	11,000	212,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	7,800	$ 396,396
Motorola, Inc.	26,000	516,100
		1,125,346
Computers & Peripherals - 2.1%
Dell, Inc. (a)	6,000	145,500
Hewlett-Packard Co.	19,550	846,124
International Business Machines Corp.	7,300	723,795
Seagate Technology	5,600	151,704
		1,867,123
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	6,700	214,400
Flextronics International Ltd. (a)	22,500	261,675
Motech Industries, Inc.	13,000	186,352
		662,427
IT Services - 0.5%
First Data Corp.	7,100	176,506
Infosys Technologies Ltd. sponsored ADR	2,100	121,800
The Western Union Co.	6,500	145,210
		443,516
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	3,900	135,213
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	4,900	160,475
Applied Materials, Inc.	10,800	191,484
Intel Corp.	13,800	289,248
Marvell Technology Group Ltd. (a)	10,800	197,532
National Semiconductor Corp.	9,900	228,987
ON Semiconductor Corp. (a)	4,500	37,620
Spansion, Inc. Class A (a)	12,100	155,243
Volterra Semiconductor Corp. (a)	2,600	34,268
		1,294,857
Software - 0.4%
Electronic Arts, Inc. (a)	2,700	135,000
Symantec Corp. (a)	13,200	233,772
		368,772
TOTAL INFORMATION TECHNOLOGY		5,897,254
Common Stocks - continued
	Shares	Value
MATERIALS - 2.8%
Chemicals - 0.2%
Chemtura Corp.	18,400	$ 211,968
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	20,327	219,532
Metals & Mining - 2.1%
Alcoa, Inc.	6,300	203,490
Arcelor Mittal	4,400	209,308
Carpenter Technology Corp.	2,500	292,750
Freeport-McMoRan Copper & Gold, Inc. Class B	7,300	419,823
Newmont Mining Corp.	10,750	484,825
Reliance Steel & Aluminum Co.	6,400	266,496
		1,876,692
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	2,400	180,000
TOTAL MATERIALS		2,488,192
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	101,737	3,828,359
Verizon Communications, Inc.	24,650	949,518
		4,777,877
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	7,400	294,742
TOTAL TELECOMMUNICATION SERVICES		5,072,619
UTILITIES - 4.0%
Electric Utilities - 1.6%
DPL, Inc.	2,300	65,964
Duke Energy Corp.	18,100	356,389
E.ON AG sponsored ADR	6,600	299,574
Entergy Corp.	6,400	594,240
FPL Group, Inc.	2,200	124,630
		1,440,797
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	18,800	390,852
Constellation Energy Group, Inc.	8,700	631,185
NRG Energy, Inc.	3,500	209,755
		1,231,792
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.0%
CMS Energy Corp. (a)	12,500	$ 208,625
Public Service Enterprise Group, Inc.	10,400	697,112
		905,737
TOTAL UTILITIES		3,578,326
TOTAL COMMON STOCKS (Cost $78,938,709)		88,263,570
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 5.35% (b)	1,154,268	1,154,268
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	861,400	861,400
TOTAL MONEY MARKET FUNDS (Cost $2,015,668)		2,015,668
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $80,954,377)		90,279,238
NET OTHER ASSETS - (2.0)%		(1,752,741)
NET ASSETS - 100%		$ 88,526,497
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,550 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,347
Fidelity Securities Lending Cash Central Fund	319
Total	$ 18,666
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $81,098,988. Net unrealized appreciation aggregated $9,180,250, of which $10,048,405 related to appreciated investment securities and $868,155 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007